(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and
                              liabilities, operations, and
                              changes in net assets, as well as
                              financial highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    40   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996        PAST 1    PAST 5    PAST 10
                                       YEAR      YEARS     YEARS

Advisor Intermediate Bond - Class A    4.86%     39.85%    109.35%

Advisor Intermediate Bond - Class A    1.45%     35.30%    102.55%
 (incl. max. 3.25% sales charge)

Lehman Brothers Intermediate           5.82%     41.47%    116.17%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt     5.38%     42.04%    110.61%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issuers with maturities between one and 10 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of 177 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1996      PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class A   4.86%    6.94%    7.67%

Advisor Intermediate Bond - Class A   1.45%    6.23%    7.31%
 (incl. max. 3.25% sales charge)

Lehman Brothers Intermediate          5.82%    7.18%    8.01%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    5.38%    7.25%    7.72%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961219 104857 S00000000000001
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1986/11/30       9675.00                    10000.00
  1986/12/31       9719.21                    10033.61
  1987/01/31       9841.69                    10135.51
  1987/02/28       9900.93                    10187.00
  1987/03/31       9854.80                    10165.86
  1987/04/30       9600.53                     9980.22
  1987/05/31       9563.94                     9957.18
  1987/06/30       9691.75                    10077.51
  1987/07/31       9691.46                    10100.55
  1987/08/31       9644.36                    10074.26
  1987/09/30       9485.30                     9943.63
  1987/10/31       9721.74                    10227.65
  1987/11/30       9846.80                    10292.70
  1987/12/31       9944.79                    10400.83
  1988/01/31      10246.74                    10666.97
  1988/02/29      10400.15                    10785.68
  1988/03/31      10319.45                    10744.21
  1988/04/30      10297.64                    10726.33
  1988/05/31      10237.26                    10678.90
  1988/06/30      10426.70                    10849.10
  1988/07/31      10415.79                    10826.06
  1988/08/31      10445.27                    10842.32
  1988/09/30      10638.18                    11030.41
  1988/10/31      10780.75                    11180.28
  1988/11/30      10714.18                    11084.88
  1988/12/31      10724.04                    11094.64
  1989/01/31      10840.72                    11211.18
  1989/02/28      10815.04                    11164.83
  1989/03/31      10857.78                    11213.07
  1989/04/30      11040.42                    11437.21
  1989/05/31      11248.05                    11664.32
  1989/06/30      11522.11                    11958.37
  1989/07/31      11765.87                    12203.91
  1989/08/31      11606.97                    12046.18
  1989/09/30      11661.76                    12103.10
  1989/10/31      11905.08                    12358.94
  1989/11/30      12003.00                    12477.10
  1989/12/31      12022.79                    12511.25
  1990/01/31      11903.22                    12431.03
  1990/02/28      11942.37                    12476.29
  1990/03/31      11925.67                    12492.55
  1990/04/30      11848.57                    12449.18
  1990/05/31      12129.99                    12289.28
  1990/06/30      12292.16                    12893.11
  1990/07/31      12456.27                    13071.98
  1990/08/31      12352.29                    13018.32
  1990/09/30      12443.60                    13118.87
  1990/10/31      12560.87                    13271.18
  1990/11/30      12778.30                    13006.67
  1990/12/31      12974.09                    13656.84
  1991/01/31      13070.54                    13795.33
  1991/02/28      13175.36                    13905.63
  1991/03/31      13258.84                    14000.22
  1991/04/30      13406.72                    14152.80
  1991/05/31      13478.24                    14239.80
  1991/06/30      13482.29                    14249.82
  1991/07/31      13633.92                    14408.64
  1991/08/31      13920.15                    14683.72
  1991/09/30      14178.70                    14936.31
  1991/10/31      14346.48                    15106.78
  1991/11/30      14483.74                    15280.23
  1991/12/31      14940.66                    15653.42
  1992/01/31      14749.47                    15511.68
  1992/02/29      14787.73                    15572.93
  1992/03/31      14734.51                    15511.68
  1992/04/30      14817.30                    15648.00
  1992/05/31      15088.10                    15890.56
  1992/06/30      15300.85                    16125.81
  1992/07/31      15660.98                    16446.42
  1992/08/31      15805.78                    16610.93
  1992/09/30      15989.74                    16836.41
  1992/10/31      15753.76                    16617.97
  1992/11/30      15793.97                    16554.83
  1992/12/31      16005.60                    16776.52
  1993/01/31      16324.62                    17102.82
  1993/02/28      16650.34                    17372.49
  1993/03/31      16759.70                    17441.60
  1993/04/30      16862.61                    17581.98
  1993/05/31      16874.46                    17542.96
  1993/06/30      17209.01                    17818.31
  1993/07/31      17342.29                    17861.94
  1993/08/31      17723.78                    18145.16
  1993/09/30      17774.55                    18220.50
  1993/10/31      17870.25                    18269.28
  1993/11/30      17767.93                    18167.38
  1993/12/31      17845.16                    18250.58
  1994/01/31      18033.63                    18453.30
  1994/02/28      17685.08                    18180.39
  1994/03/31      17342.51                    17880.37
  1994/04/30      17273.56                    17758.69
  1994/05/31      17213.95                    17770.61
  1994/06/30      17209.18                    17773.05
  1994/07/31      17372.49                    18028.89
  1994/08/31      17370.43                    18085.26
  1994/09/30      17284.21                    17918.86
  1994/10/31      17285.26                    17916.42
  1994/11/30      17334.82                    17835.11
  1994/12/31      17405.01                    17898.26
  1995/01/31      17594.20                    18199.90
  1995/02/28      17811.72                    18577.43
  1995/03/31      17902.74                    18683.67
  1995/04/30      18079.24                    18914.30
  1995/05/31      18520.87                    19486.15
  1995/06/30      18630.45                    19616.78
  1995/07/31      18620.49                    19619.49
  1995/08/31      18769.93                    19798.09
  1995/09/30      18902.09                    19941.46
  1995/10/31      19091.81                    20163.69
  1995/11/30      19315.66                    20428.75
  1995/12/31      19527.33                    20642.85
  1996/01/31      19688.72                    20820.91
  1996/02/29      19445.49                    20576.45
  1996/03/31      19370.17                    20470.49
  1996/04/30      19272.28                    20398.12
  1996/05/31      19248.75                    20382.68
  1996/06/30      19425.02                    20599.22
  1996/07/31      19475.92                    20660.47
  1996/08/31      19508.56                    20676.73
  1996/09/30      19712.06                    20964.82
  1996/10/31      20023.92                    21335.30
  1996/11/29      20254.91                    21616.62
IMATRL PRASUN   SHR__CHT 19961130 19961219 104901 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on November 30, 1986, and the current maximum 3.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $20,255
- a 102.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,617 - a 116.17% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                                    YEARS ENDED NOVEMBER 30,

                                    1996                       1995     1994      1993     1992

Dividend return                     6.44%                      6.56%    5.46% A   7.80%    8.19%

Capital appreciation return         -1.58%                      4.87%   -7.90%     4.70%   0.86%

Total return                        4.86%                      11.43%   -2.44%    12.50%   9.05%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1996         PAST          LIFE OF
                                        MONTH         CLASS

Dividends per share                     5.14(cents)   15.40(cents)

Annualized dividend rate                5.92%         6.10%

30-day annualized yield                 n/a           -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.56 over the past month, and $10.47 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.25% sales charge. Yield information will be reported once Class A has a longer, more stable, operating history.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 5.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 2.75%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1    PAST 5    PAST 10
                                            YEAR      YEARS     YEARS

Advisor Intermediate Bond - Class T         5.10%     40.17%    109.83%

Advisor Intermediate Bond - Class T         2.21%     36.31%    104.06%
 (incl. max. 2.75% sales charge)

Lehman Brothers Intermediate                5.82%     41.47%    116.17%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt          5.38%     42.04%    110.61%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of 177 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1996      PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class T   5.10%    6.99%    7.69%

Advisor Intermediate Bond - Class T   2.21%    6.39%    7.39%
 (incl. max. 2.75% sales charge)

Lehman Brothers Intermediate          5.82%    7.18%    8.01%
 Government/Corporate Bond Index

Intermediate Investment Grade Debt    5.38%    7.25%    7.72%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 073831 S00000000000001
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1986/11/30       9725.00                    10000.00
  1986/12/31       9769.44                    10033.61
  1987/01/31       9892.55                    10135.51
  1987/02/28       9952.10                    10187.00
  1987/03/31       9905.73                    10165.86
  1987/04/30       9650.14                     9980.22
  1987/05/31       9613.36                     9957.18
  1987/06/30       9741.84                    10077.51
  1987/07/31       9741.55                    10100.55
  1987/08/31       9694.20                    10074.26
  1987/09/30       9534.32                     9943.63
  1987/10/31       9771.98                    10227.65
  1987/11/30       9897.69                    10292.70
  1987/12/31       9996.19                    10400.83
  1988/01/31      10299.70                    10666.97
  1988/02/29      10453.90                    10785.68
  1988/03/31      10372.78                    10744.21
  1988/04/30      10350.86                    10726.33
  1988/05/31      10290.17                    10678.90
  1988/06/30      10480.59                    10849.10
  1988/07/31      10469.62                    10826.06
  1988/08/31      10499.25                    10842.32
  1988/09/30      10693.16                    11030.41
  1988/10/31      10836.46                    11180.28
  1988/11/30      10769.55                    11084.88
  1988/12/31      10779.46                    11094.64
  1989/01/31      10896.74                    11211.18
  1989/02/28      10870.94                    11164.83
  1989/03/31      10913.89                    11213.07
  1989/04/30      11097.48                    11437.21
  1989/05/31      11306.18                    11664.32
  1989/06/30      11581.66                    11958.37
  1989/07/31      11826.67                    12203.91
  1989/08/31      11666.95                    12046.18
  1989/09/30      11722.03                    12103.10
  1989/10/31      11966.61                    12358.94
  1989/11/30      12065.04                    12477.10
  1989/12/31      12084.93                    12511.25
  1990/01/31      11964.73                    12431.03
  1990/02/28      12004.09                    12476.29
  1990/03/31      11987.30                    12492.55
  1990/04/30      11909.80                    12449.18
  1990/05/31      12192.67                    12289.28
  1990/06/30      12355.69                    12893.11
  1990/07/31      12520.65                    13071.98
  1990/08/31      12416.13                    13018.32
  1990/09/30      12507.91                    13118.87
  1990/10/31      12625.78                    13271.18
  1990/11/30      12844.33                    13006.67
  1990/12/31      13041.14                    13656.84
  1991/01/31      13138.09                    13795.33
  1991/02/28      13243.45                    13905.63
  1991/03/31      13327.36                    14000.22
  1991/04/30      13476.01                    14152.80
  1991/05/31      13547.89                    14239.80
  1991/06/30      13551.97                    14249.82
  1991/07/31      13704.38                    14408.64
  1991/08/31      13992.09                    14683.72
  1991/09/30      14251.98                    14936.31
  1991/10/31      14420.62                    15106.78
  1991/11/30      14558.59                    15280.23
  1991/12/31      15017.87                    15653.42
  1992/01/31      14825.70                    15511.68
  1992/02/29      14864.16                    15572.93
  1992/03/31      14810.65                    15511.68
  1992/04/30      14893.88                    15648.00
  1992/05/31      15166.07                    15890.56
  1992/06/30      15379.93                    16125.81
  1992/07/31      15741.92                    16446.42
  1992/08/31      15887.46                    16610.93
  1992/09/30      16072.37                    16836.41
  1992/10/31      15835.17                    16617.97
  1992/11/30      15875.59                    16554.83
  1992/12/31      16088.32                    16776.52
  1993/01/31      16408.98                    17102.82
  1993/02/28      16736.38                    17372.49
  1993/03/31      16846.31                    17441.60
  1993/04/30      16949.75                    17581.98
  1993/05/31      16961.66                    17542.96
  1993/06/30      17297.94                    17818.31
  1993/07/31      17431.92                    17861.94
  1993/08/31      17815.38                    18145.16
  1993/09/30      17866.41                    18220.50
  1993/10/31      17962.60                    18269.28
  1993/11/30      17859.75                    18167.38
  1993/12/31      17937.39                    18250.58
  1994/01/31      18126.82                    18453.30
  1994/02/28      17776.47                    18180.39
  1994/03/31      17432.14                    17880.37
  1994/04/30      17362.83                    17758.69
  1994/05/31      17302.91                    17770.61
  1994/06/30      17298.11                    17773.05
  1994/07/31      17462.27                    18028.89
  1994/08/31      17460.20                    18085.26
  1994/09/30      17373.53                    17918.86
  1994/10/31      17374.59                    17916.42
  1994/11/30      17424.40                    17835.11
  1994/12/31      17494.96                    17898.26
  1995/01/31      17685.13                    18199.90
  1995/02/28      17903.77                    18577.43
  1995/03/31      17995.26                    18683.67
  1995/04/30      18172.67                    18914.30
  1995/05/31      18616.58                    19486.15
  1995/06/30      18726.73                    19616.78
  1995/07/31      18716.72                    19619.49
  1995/08/31      18866.94                    19798.09
  1995/09/30      18999.78                    19941.46
  1995/10/31      19190.48                    20163.69
  1995/11/30      19415.48                    20428.75
  1995/12/31      19628.25                    20642.85
  1996/01/31      19790.47                    20820.91
  1996/02/29      19545.98                    20576.45
  1996/03/31      19470.27                    20470.49
  1996/04/30      19371.88                    20398.12
  1996/05/31      19348.23                    20382.68
  1996/06/30      19525.41                    20599.22
  1996/07/31      19576.57                    20660.47
  1996/08/31      19609.38                    20676.73
  1996/09/30      19843.36                    20964.82
  1996/10/31      20155.86                    21335.30
  1996/11/29      20406.43                    21616.62
IMATRL PRASUN   SHR__CHT 19961130 19961209 073834 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on November 30, 1986, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $20,406
- a 104.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,617 - a 116.17% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                                    YEARS ENDED NOVEMBER 30,

                                    1996                       1995     1994      1993     1992

Dividend return                     6.49%                      6.56%    5.46% A   7.80%    8.19%

Capital appreciation return         -1.39%                      4.87%   -7.90%     4.70%   0.86%

Total return                        5.10%                      11.43%   -2.44%    12.50%   9.05%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30,
1996                        PAST          PAST 6         PAST 1
                            MONTH         MONTHS         YEAR

Dividends per share         5.09(cents)   32.83(cents)   67.42(cents)

Annualized dividend rate    5.86%         6.28%          6.40%

30-day annualized yield     5.17%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.57 over the past month, $10.43 over the past six months, and $10.54 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 5.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a .90% 12b-1/shareholder service fee (1.00% prior to January 1,
1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 1, 1996, Class B's contingent deferred sales charge is based on a declining scale that ranges from 3% to 1% on Class B shares redeemed within three years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class B          4.32%    37.42%   105.73%

Advisor Intermediate Bond - Class B          1.36%    37.42%   105.73%
 (incl. contingent deferred sales charge)

Lehman Brothers Intermediate Government/     5.82%    41.47%   116.17%
 Corporate Bond Index

Intermediate Investment Grade Debt           5.38%    42.04%   110.61%
 Funds Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of 177 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1996            PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class B         4.32%    6.56%    7.48%

Advisor Intermediate Bond - Class B         1.36%    6.56%    7.48%
 (incl. contingent deferred sales charge)

Lehman Brothers Intermediate Government/    5.82%    7.18%    8.01%
 Corporate Bond Index

Intermediate Investment Grade Debt          5.38%    7.25%    7.72%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961219 105116 S00000000000001
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1986/11/30      10000.00                    10000.00
  1986/12/31      10045.69                    10033.61
  1987/01/31      10172.29                    10135.51
  1987/02/28      10233.52                    10187.00
  1987/03/31      10185.84                    10165.86
  1987/04/30       9923.03                     9980.22
  1987/05/31       9885.21                     9957.18
  1987/06/30      10017.31                    10077.51
  1987/07/31      10017.02                    10100.55
  1987/08/31       9968.33                    10074.26
  1987/09/30       9803.93                     9943.63
  1987/10/31      10048.31                    10227.65
  1987/11/30      10177.57                    10292.70
  1987/12/31      10278.86                    10400.83
  1988/01/31      10590.95                    10666.97
  1988/02/29      10749.51                    10785.68
  1988/03/31      10666.09                    10744.21
  1988/04/30      10643.56                    10726.33
  1988/05/31      10581.15                    10678.90
  1988/06/30      10776.95                    10849.10
  1988/07/31      10765.67                    10826.06
  1988/08/31      10796.14                    10842.32
  1988/09/30      10995.54                    11030.41
  1988/10/31      11142.89                    11180.28
  1988/11/30      11074.09                    11084.88
  1988/12/31      11084.27                    11094.64
  1989/01/31      11204.88                    11211.18
  1989/02/28      11178.34                    11164.83
  1989/03/31      11222.51                    11213.07
  1989/04/30      11411.29                    11437.21
  1989/05/31      11625.90                    11664.32
  1989/06/30      11909.16                    11958.37
  1989/07/31      12161.10                    12203.91
  1989/08/31      11996.86                    12046.18
  1989/09/30      12053.50                    12103.10
  1989/10/31      12305.00                    12358.94
  1989/11/30      12406.21                    12477.10
  1989/12/31      12426.66                    12511.25
  1990/01/31      12303.07                    12431.03
  1990/02/28      12343.53                    12476.29
  1990/03/31      12326.27                    12492.55
  1990/04/30      12246.58                    12449.18
  1990/05/31      12537.45                    12289.28
  1990/06/30      12705.08                    12893.11
  1990/07/31      12874.70                    13071.98
  1990/08/31      12767.22                    13018.32
  1990/09/30      12861.60                    13118.87
  1990/10/31      12982.81                    13271.18
  1990/11/30      13207.54                    13006.67
  1990/12/31      13409.91                    13656.84
  1991/01/31      13509.60                    13795.33
  1991/02/28      13617.95                    13905.63
  1991/03/31      13704.22                    14000.22
  1991/04/30      13857.07                    14152.80
  1991/05/31      13930.99                    14239.80
  1991/06/30      13935.19                    14249.82
  1991/07/31      14091.91                    14408.64
  1991/08/31      14387.76                    14683.72
  1991/09/30      14654.99                    14936.31
  1991/10/31      14828.40                    15106.78
  1991/11/30      14970.27                    15280.23
  1991/12/31      15442.54                    15653.42
  1992/01/31      15244.93                    15511.68
  1992/02/29      15284.48                    15572.93
  1992/03/31      15229.47                    15511.68
  1992/04/30      15315.04                    15648.00
  1992/05/31      15594.93                    15890.56
  1992/06/30      15814.84                    16125.81
  1992/07/31      16187.06                    16446.42
  1992/08/31      16336.72                    16610.93
  1992/09/30      16526.86                    16836.41
  1992/10/31      16282.95                    16617.97
  1992/11/30      16324.52                    16554.83
  1992/12/31      16543.26                    16776.52
  1993/01/31      16872.99                    17102.82
  1993/02/28      17209.65                    17372.49
  1993/03/31      17322.69                    17441.60
  1993/04/30      17429.05                    17581.98
  1993/05/31      17441.30                    17542.96
  1993/06/30      17787.09                    17818.31
  1993/07/31      17924.85                    17861.94
  1993/08/31      18319.16                    18145.16
  1993/09/30      18371.63                    18220.50
  1993/10/31      18470.54                    18269.28
  1993/11/30      18364.79                    18167.38
  1993/12/31      18444.61                    18250.58
  1994/01/31      18639.41                    18453.30
  1994/02/28      18279.15                    18180.39
  1994/03/31      17925.08                    17880.37
  1994/04/30      17853.81                    17758.69
  1994/05/31      17792.20                    17770.61
  1994/06/30      17784.70                    17773.05
  1994/07/31      17934.15                    18028.89
  1994/08/31      17918.87                    18085.26
  1994/09/30      17817.69                    17918.86
  1994/10/31      17788.72                    17916.42
  1994/11/30      17827.98                    17835.11
  1994/12/31      17869.94                    17898.26
  1995/01/31      18052.53                    18199.90
  1995/02/28      18265.69                    18577.43
  1995/03/31      18364.55                    18683.67
  1995/04/30      18516.48                    18914.30
  1995/05/31      18975.34                    19486.15
  1995/06/30      19093.54                    19616.78
  1995/07/31      19054.33                    19619.49
  1995/08/31      19196.81                    19798.09
  1995/09/30      19321.77                    19941.46
  1995/10/31      19505.07                    20163.69
  1995/11/30      19721.33                    20428.75
  1995/12/31      19926.91                    20642.85
  1996/01/31      20063.45                    20820.91
  1996/02/29      19824.20                    20576.45
  1996/03/31      19717.43                    20470.49
  1996/04/30      19624.81                    20398.12
  1996/05/31      19569.70                    20382.68
  1996/06/30      19757.55                    20599.22
  1996/07/31      19778.38                    20660.47
  1996/08/31      19799.66                    20676.73
  1996/09/30      20025.62                    20964.82
  1996/10/31      20349.90                    21335.30
  1996/11/29      20572.56                    21616.62
IMATRL PRASUN   SHR__CHT 19961130 19961219 105119 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $20,573 - a 105.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,617 - a 116.17% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                          1996     1995     1994       1993     1992

Dividend return           5.81%    5.74%    5.08%  A   7.80%    8.19%

Capital appreciation
return                    -1.49%    4.88%   -7.99       4.70%   0.86%
                                            %

Total return              4.32%    10.62%   -2.91      12.50%   9.05%
                                           %

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30,
1996                         PAST          PAST 6         PAST 1
                             MONTH         MONTHS         YEAR

Dividends per share          4.51(cents)   29.30(cents)   60.38(cents)

Annualized dividend rate     5.20%         5.61%          5.74%

30-day annualized yield      4.65%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.56 over the past month, $10.42 over the past six months, and $10.52 over the past year you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses during the period shown, the yield would have been 4.60%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 1.9(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations over the
strength of the economy led to mixed
performance in domestic U.S. bond
markets over the 12 months
ended November 30, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy for
the performance of the U.S. taxable
bond market - posted a total return
of 6.07%. Stronger-than-expected
economic signals - including
surprisingly robust employment
reports in February and March -
rattled the bond market and caused
the yield on the 30-year bond to rise
to over 7% - a level not seen in
over a year. Bond investors spent
most of the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat through
the end of November, neither raising
nor lowering rates. After rising in
early 1996 and stabilizing during
much of the spring and summer,
interest rates responded to the Fed's
inaction by falling during much of
October and November.
Mortgage-backed securities
performed favorably relative to other
investment-grade securities, as the
higher, relatively stable interest rate
environment led to diminishing
refinancing activity. To illustrate, the
Salomon Brothers Mortgage Index
outperformed the Lehman
Brothers Aggregate Bond Index by
returning 7.15% during the period.
Investment-grade corporate bonds
also performed competitively, as
income-driven investors continued to
soak up higher yielding products
during the period. The Lehman
Brothers Corporate Bond Index
returned 6.46% during the
12-month period.
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12 months that ended November 30, 1996, the fund's Class A shares provided a return of 4.86%. The fund's Class T and Class B shares had 12-month returns of 5.10% and 4.32%, respectively. To gauge how the fund stacked up against its peers, the intermediate investment grade debt funds average returned 5.38% over the same 12 months, according to Lipper Analytical Services. For a sense of how the fund performed relative to its investing marketplace, the Lehman Brothers Intermediate Government/Corporate Bond Index posted a 12-month return of 5.82%.
Q. CAN YOU ISOLATE THE SPECIFIC FACTORS THAT CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. There were a couple. The fund's mortgage-backed holdings - particularly discount 15-year mortgages - turned out to be fruitful investments. These securities carry relatively low prepayment risk - or the risk that the homeowner will refinance or pay off the loan before its maturity date. Mortgage bonds serve as a good alternative to Treasuries. When mortgages or mortgage bonds are trading cheap, I'll sell a 5-year Treasury and buy some discount 15-year mortgages. When mortgages richen, as they did in the summer of 1996, I'll revert back to Treasuries. I was able to effectively utilize this "back and forth" strategy throughout the period. The other area that attracted my interest was "put" bonds. These are corporate issues that give the investor the option to redeem the security at some point prior to its actual maturity. These types of bonds made positive contributions to overall performance as well.
Q. CAN YOU GIVE AN EXAMPLE OF A PUT BOND THE FUND OWNS AND THE STRATEGY
BEHIND IT?
A. Sure. Examples always help. The fund holds a position in a 10-year Philip Morris bond that is "putable" in five years. If interest rates are higher in five years, we'll exercise the put, get our money back and reinvest that money at the higher rate level. Conversely, if rates are lower after five years, we'll hang onto the bonds. Then, instead of having a bond that is maturing, we'll have a security that has another five years to maturity. In a fund like this that invests in mortgage securities, put bonds tend to offset prepayment risk.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO CORPORATE BONDS?
A. While my normal strategy would be to overweight corporate bonds relative to the index, yields on corporates are at historically tight spreads to Treasuries. The problem was that corporate bonds were overpriced relative to Treasuries with similar maturities. Corporates were an interesting story. The business cycle we've seen has been strong: Earnings and cash flows have been healthy, and merger and acquisition activity has been favorable. This has already been priced into corporate bonds. While this business cycle may continue for awhile, but there's probably going to be a point where corporates lose some of their steam.
Q. WERE THERE ANY INDIVIDUAL HOLDINGS THAT BENEFITED THE FUND? ANY DISAPPOINTMENTS?
A. One particular issue that comes to mind is the Puerto Rico-based Banponce Financial, a very large bank with its niche market being its home region. When I bought these 10-year bonds, the market hadn't yet discovered this issuer. Investors were busy analyzing banks within the continental U.S. Yield spreads in this holding have tightened considerably, causing the bond's price to rise while the market gradually began to realize Banponce's strength. The fund also realized good performance from its positions in yankee bonds - bonds issued in the United States and denominated in U.S. dollars, but issued by foreign entities. Some of the yankee bonds issued by the Canadian provinces of Quebec and Ontario worked out well. In terms of disappointments, I could have been a little more aggressive with my corporate holdings, considering the strength of that sector during the period. However, capitalizing on that aggressiveness would have been more luck than the result of a sensible decision.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. The mortgage market is a bit on edge. If interest rates drop significantly, the stability we've seen there may recede. With corporates, the fund is in a defensive posture so we'll be in a good position to take advantage of opportunities when they arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a
high rate of income through
investment primarily in
investment-grade fixed-income
obligations
START DATE: February 2, 1984
SIZE: as of November 30, 1996,
more than $493 million
MANAGER: Kevin Grant, since
1995; manager, Fidelity
Advisor World Limited Term
Bond Fund, since 1995;
joined Fidelity in 1993
(checkmark)
KEVIN GRANT ON INDIVIDUAL
SECTOR STRATEGIES:
MORTGAGES: "Analyzing the
mortgage-backed market is a
very quantitative task. The
key thing we look at is a
security's valuation; we get
pricing and valuation statistics
on a nightly basis for each
security. Once we've whittled
down potential buys, we try to
determine the reasons behind
each individual valuation. Is
the security cheap for a
reason or has the market just
not caught on yet?"
CORPORATES: "Corporates
involve much more credit
analysis than mortgages. I
look for two things with
corporates: The yield on the
security has to be sufficient
compensation given the
assumed risks, and the
company has to be
bondholder friendly, or paying
off debt rather than engaging
in stock buybacks or
acquisition activity. We meet
with company managements
regularly to try to better
understand their business
strategies and effects on
bondholders."
TREASURIES: "In direct
contrast to mortgages and
corporates, there's not much
room for opportunities with
Treasuries. The Treasury
market is a very efficient one.
I typically avoid newly issued
Treasuries and focus instead
on seasoned issues that
might be slightly cheaper
relative to the new issues."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Aaa                  71.8           68.3

Aa                   6.2            4.4

A                    17.5           12.3

Baa                  1.9            2.4

TABLE EXCLUDES SHORT TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    5.7    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    3.2    3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 5.2
Row: 1, Col: 4, Value: 20.5
Row: 1, Col: 5, Value: 44.2
Row: 1, Col: 6, Value: 24.5
Corporate bonds 16.9%
U.S. government
and government
agency
obligations 38.4%
Mortgage-backed
securities 28.6%
Foreign government
obligations 2.6%
Other 0.9%
Cash equivalents 12.6%
Corporate bonds 25.5%
U.S. government
and government
agency
obligations 46.2%
Mortgage-backed
securities 20.5%
Foreign government
obligations 4.2%
Other 1.0%
Cash equivalents 2.6%
Row: 1, Col: 1, Value: 12.6
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 28.6
Row: 1, Col: 5, Value: 36.4
Row: 1, Col: 6, Value: 16.9
 * FOREIGN
 INVESTMENTS 7.2%
** FOREIGN
 INVESTMENTS 8.4%
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 25.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 3,012,768
ENERGY - 0.7%
ENERGY SERVICES - 0.7%
Petroliam Nasional BHD yankee 6 7/8%, 7/1/03 (b)   3,160,000  3,225,317
FINANCE - 18.7%
ASSET-BACKED SECURITIES - 5.5%
Capital Equipment Receivables Trust
6.11%, 7/15/99    7,670,000  7,787,409
Chase Manhattan Grantor Trust:
6.61%, 9/15/02    3,759,703  3,804,349
 6.76%, 9/15/02    1,409,888  1,424,428
Ford Credit Grantor Trust 5.90%, 10/15/00    3,264,820  3,270,431
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    186,015  186,499
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06  437,919  439,421
Sears Credit Account Master Trust II 6 1/2%, 10/15/03   3,400,000
3,443,554
Standard Credit Card Master Trust I:
participation certificate 5 1/2%, 9/7/98    5,000,000  5,010,156
 7.65%, 2/15/00    1,200,000  1,219,875
  26,586,122
BANKS - 6.7%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,794,523
Banponce Financial Corp.:
6.69%, 9/21/00    2,250,000  2,279,408
 6 3/4%, 8/9/01    3,850,000  3,904,632
Citicorp 8.80%, 2/1/00    780,000  783,549
First Security 6 7/8%, 11/15/06    5,000,000  5,031,750
Kansallis-Osake-Pankki 10%, 5/1/02    650,000  752,726
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,242,670
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,971,050
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,518,750
U.S. Bancorp 7 1/2%, 6/1/26    2,000,000  2,144,980
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,042,250
  32,466,288
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 4.4%
Associates Corp. of North America
6 1/2%, 9/9/98   $ 5,000,000 $ 5,061,050
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,605,007
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,656,475
Ford Capital BV yankee 9 3/8%, 1/1/98    100,000  103,677
Ford Motor Credit Co.:
8%, 6/15/02    100,000  107,658
 7 3/4%, 11/15/02    100,000  106,500
General Electric Capital Corp. 6.94%, 4/13/09 (a)   2,530,000  2,583,737
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,791,075
Secured Finance, Inc. gtd. secured 9.05%, 12/15/04   4,000,000  4,614,240
  21,629,419
INSURANCE - 2.1%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,065,940
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,327,063
  10,393,003
TOTAL FINANCE   91,074,832
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99    1,420,000  1,435,634
 6.73%, 7/15/45    2,000,000  2,116,100
  3,551,734
NONDURABLES - 2.4%
TOBACCO - 2.4%
Philip Morris Companies, Inc.:
9 3/4%, 5/1/97    100,000  101,486
 6 3/8%, 1/15/98    250,000  251,035
 6.95%, 6/1/06    11,000,000  11,284,680
  11,637,201
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TECHNOLOGY - 2.1%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03   $ 5,000,000 $ 5,081,350
ELECTRONICS - 1.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  5,090,700
TOTAL TECHNOLOGY   10,172,050
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,095,655
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  157,350
  1,253,005
TOTAL NONCONVERTIBLE BONDS
(Cost $121,716,444)   123,926,907
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.2%
U.S. TREASURY OBLIGATIONS - 39.3%
5 3/8%, 11/30/97    56,000,000  55,956,320
6 1/8%, 3/31/98    14,100,000  14,210,121
8 7/8%, 2/15/99    10,660,000  11,366,225
9 1/8%, 5/15/99    11,000,000  11,862,840
8%, 8/15/99    69,370,000  73,337,270
5 3/4%, 8/15/03    4,260,000  4,216,079
12 3/4%, 11/15/10    13,998,000  20,290,521
TOTAL U.S. TREASURY OBLIGATIONS   191,239,376
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Farm Credit System Financial Assistance Corp.
9 3/8%, 7/21/03    1,017,000  1,194,182
Federal Home Loan Bank:
5.77%, 2/3/04    740,000  719,421
 7.31%, 6/16/04    3,830,000  4,078,337
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank: - continued
 7.38%, 8/5/04   $ 1,930,000 $ 2,062,379
 7.70%, 9/20/04    1,250,000  1,360,350
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05    5,460,000  6,076,816
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06    342,071  355,861
  Series 1994-C, 6.61%, 9/15/99    91,909  92,837
  Series 1994-F, 8.187%, 12/15/04    541,184  575,641
Guaranteed Trade Trust Certificates
Series 1994-A (assets of Trust guaranteed by U.S.
Government through Export-Import Bank)
7.39%, 6/26/06    1,373,333  1,437,763
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E 9.40%, 5/15/02    1,110,000  1,202,308
Private Export Funding Corp. secured 6.24%,
5/15/02    550,000  553,856
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 8%, 11/15/01    1,740,000  1,886,752
  6 1/8%, 3/15/03    680,000  678,456
  5 5/8%, 9/15/03    1,920,000  1,867,430
  6 5/8%, 2/15/04    140,000  142,778
  7 5/8%, 8/15/04    840,000  902,604
  5.89%, 8/15/05    2,070,000  2,009,918
U.S. Housing & Urban Development:
participation certificate 8.24%, 8/1/04    1,030,000  1,153,281
 6.92%, 8/1/04    5,360,000  5,572,899
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   33,923,869
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $224,497,550)   225,163,245
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 11.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.6%
5 1/2%, 12/1/02 to 6/1/03   $ 2,392,689 $ 2,318,660
7%, 11/1/00 to 7/1/01    3,476,624  3,523,315
9 1/2%, 1/1/17    54,596  59,163
10%, 4/1/05 to 8/1/10    473,814  512,262
10 1/4%, 12/1/09    49,283  53,531
10 1/2%, 5/1/21    903,406  1,001,525
11%, 12/1/11    50,445  55,622
11 1/2%, 10/1/15    140,747  158,616
11 3/4%, 10/1/10    135,881  152,103
  7,834,797
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
5 1/2%, 5/1/03 to 5/1/26    4,317,036  4,161,682
6%, 5/1/01 to 3/1/11    2,191,710  2,156,639
9 1/2%, 2/1/25    4,528,452  4,908,389
10%, 1/1/20    139,405  152,256
10 1/2%, 7/1/11 to 8/1/20    825,196  909,830
11%, 8/1/15    2,759,035  3,088,078
12 1/2%, 2/1/11 to 4/1/15    120,613  141,661
  15,518,535
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.3%
7%, 11/15/22 to 11/15/25    6,161,745  6,154,590
8%, 2/15/02 to 6/15/25    5,180,805  5,370,118
8 1/2%, 4/15/17 to 5/15/26    905,590  956,115
9%, 5/15/16 to 10/15/18    4,253,596  4,585,000
10%, 8/15/18 to 1/15/26    5,393,738  5,946,448
11%, 12/15/09 to 10/15/20    1,625,269  1,842,246
11 1/2%, 3/15/10 to 2/15/19    4,986,132  5,730,771
  30,585,288
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $53,051,579)   53,938,620
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05   $ 10,500,001 $ 10,286,719
  Series 1727 Class D, 6 1/2%, 8/15/14    4,750,000  4,785,625
 sequential pay Series 1838 Class A,
6 1/2%, 12/15/02    9,609,440  9,651,481
Federal National Mortgage Association planned amortization
class Series X-188A Class H, 6%, 6/25/07    9,162,500  8,995,743
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,634,998)   33,719,568
COMMERCIAL MORTGAGE SECURITIES - 2.5%
CBM Funding Corp. sequential pay Series 1996-1B Class A1,
7.55%, 7/1/99    199,310  202,643
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A1, 6.665%, 11/25/27   590,368  593,136
 Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  4,979,688
Equitable Life Assurance Society of the United States
Series 1996-1 Class C1, 7.52%, 5/15/06 (b)    1,000,000  1,042,500
Resolution Trust Corp.:
Series 1994-N2 Class 3, 7 1/2%, 12/15/04 (a) (b)   132,818  132,818
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27    1,175,370  1,173,901
Structured Asset Securities Corp.:
Series 1995-C4 Class A1A, 6.90%, 6/25/26    1,089,928  1,092,823
 Series 1996 Class A-1C, 5.944%, 2/25/28    1,489,000  1,481,555
Wells Fargo Capital Markets Apartment Financing Trust
6.56%, 12/29/05 (b)    1,625,000  1,632,617
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,249,671)   12,331,681
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Manitoba Province yankee 6 3/8%, 10/15/99   $ 2,590,000 $ 2,620,277
Ontario Province yankee 7 3/4%, 6/4/02    6,000,000  6,435,120
Quebec Province yankee (a):
6.86%, 4/15/26    5,000,000  5,073,200
 7.22%, 7/22/36    6,000,000  6,408,660
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $19,454,035)   20,537,257
SUPRANATIONAL OBLIGATIONS - 1.0%
African Development Bank
8.70%, 5/1/01 (Cost $4,376,880)    4,500,000  4,938,615
CASH EQUIVALENTS - 2.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 12,481,936  12,476,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $481,457,157)   $ 487,031,893
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,033,252 or 1.2% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 93.8% AAA, AA, A 91.8%
Baa 1.9% BBB  4.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.0%.
INCOME TAX INFORMATION
At November 30,1996, the aggregate cost of investment securities for income tax purposes was $481,639,485. Net unrealized appreciation aggregated $5,392,408, of which $6,782,618 related to appreciated investment securities and $1,390,210 related to depreciated investment securities.
At November 30,1996, the fund had a capital loss carryforward of approximately $13,667,000 of which $2,841,000, $1,035,000, $134,000 and
$9,657,000 will expire on November 30, 1998, 1999, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase               $ 487,031,893
agreements of $12,476,000) (cost $481,457,157) -
See accompanying schedule

Cash                                                                    998

Receivable for investments sold                                         8,382

Interest receivable                                                     7,632,735

Prepaid expenses                                                        15,091

 TOTAL ASSETS                                                           494,689,099

LIABILITIES

Payable for fund shares redeemed                            $ 970

Distributions payable                                        679,325

Accrued management fee                                       166,755

Distribution fees payable                                    68,539

Other payables and accrued expenses                          146,040

 TOTAL LIABILITIES                                                      1,061,629

NET ASSETS                                                             $ 493,627,470

Net Assets consist of:

Paid in capital                                                        $ 504,326,185

Distributions in excess of net investment income                        (2,016,748)

Accumulated undistributed net realized gain (loss) on                   (14,257,450)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           5,575,483
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                             $ 493,627,470

CALCULATION OF MAXIMUM OFFERING PRICE                                   $10.59
CLASS A:
NET ASSET VALUE and redemption price per share
 ($686,950 (divided by) 64,843 shares)

Maximum offering price per share (100/96.75 of $10.59)                  $10.95

CLASS B:                                                                $10.59
NET ASSET VALUE and offering price per share
 ($18,972,129 (divided by) 1,790,685 shares) A

CLASS T:                                                                $10.61
NET ASSET VALUE and redemption price per share
 ($262,102,632 (divided by) 24,703,638 shares)

Maximum offering price per share (100/97.25 of $10.61)                  $10.91

INSTITUTIONAL CLASS:                                                    $10.62
NET ASSET VALUE, offering price and redemption price per
 share ($211,865,759 (divided by) 19,954,617 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                        $ 35,858,335
Interest

EXPENSES

Management fee                                             $ 2,174,162

Transfer agent fees                                         355
Class A

 Class B                                                    43,621

 Class T                                                    491,106

 Institutional Class                                        307,012

Distribution fees                                           153
Class A

 Class B                                                    165,116

 Class T                                                    637,019

Accounting fees and expenses                                198,036

Non-interested trustees' compensation                       2,014

Custodian fees and expenses                                 63,465

Registration fees                                           11,254
Class A

 Class B                                                    24,345

 Class T                                                    35,118

 Institutional Class                                        23,492

Audit                                                       39,306

Legal                                                       7,681

Miscellaneous                                               12,479

 Total expenses before reductions                           4,235,734

 Expense reductions                                         (53,271)      4,182,463

NET INVESTMENT INCOME                                                     31,675,872

REALIZED AND UNREALIZED GAIN (LOSS)                                       (9,733,480)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   2,408,292
investment securities

NET GAIN (LOSS)                                                           (7,325,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 24,350,684
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 31,675,872    $ 23,985,922
Net investment income

 Net realized gain (loss)                                 (9,733,480)     2,071,414

 Change in net unrealized appreciation (depreciation)     2,408,292       15,815,741

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          24,350,684      41,873,077
FROM OPERATIONS

Distributions to shareholders                             (6,183)         -
From net investment income
 Class A

  Class B                                                 (1,037,161)     (469,092)

  Class T                                                 (16,284,509)    (11,358,854)

  Institutional Class                                     (14,341,457)    (11,805,144)

 TOTAL DISTRIBUTIONS                                      (31,669,310)    (23,633,090)

Share transactions - net increase (decrease)              47,816,674      117,745,547

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 40,498,048      135,985,534

NET ASSETS

 Beginning of period                                      453,129,422     317,143,888

 End of period (including distributions in excess        $ 493,627,470   $ 453,129,422
of net investment income of $2,016,748 and
$2,113,277, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.350

Income from Investment Operations

 Net investment income D                                 .159

 Net realized and unrealized gain (loss)                 .235 G

 Total from investment operations                        .394

Less Distributions

 From net investment income                              (.154)

Net asset value, end of period                          $ 10.590

TOTAL RETURN B, C                                        3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 687

Ratio of expenses to average net assets                  .90% A,
                                                         F

Ratio of net investment income to average net assets     6.45% A

Portfolio turnover rate                                  200%


A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.750   $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                                   .597 D     .579       .204

 Net realized and unrealized gain (loss)                 (.153)     .483       (.178)

 Total from investment operations                        .444       1.062      .026

Less Distributions

 From net investment income                              (.604)     (.562)     (.187)

 From return of capital                                  -          -          (.019)

Total Distributions                                      (.604)     (.562)     (.206)

Net asset value, end of period                          $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                                        4.32%      10.62%     .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 18,972   $ 15,830   $ 3,156

Ratio of expenses to average net assets                  1.66% F    1.70%      1.65% A,
                                                                   F           F

Ratio of net investment income to average net assets     5.69%      5.44%      5.42% A

Portfolio turnover rate                                  200%       189%       68%


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.760    $ 10.260    $ 11.140    $ 10.640   $ 10.960
of period

Income from Investment
Operations

 Net investment income             .671 D      .649        .609        .785       .170

 Net realized and                  (.147)      .491        (.876)      .511       (.320)
 unrealized gain (loss)

 Total from investment             .524        1.140       (.267)      1.296      (.150)
 operations

Less Distributions

 From net investment income        (.674)      (.640)      (.555)      (.796)     (.170)

 From return of capital            -           -           (.058)      -          -

 Total distributions               (.674)      (.640)      (.613)      (.796)     (.170)

Net asset value, end of period    $ 10.610    $ 10.760    $ 10.260    $ 11.140   $ 10.640

TOTAL RETURN B, C                  5.10%       11.43%      (2.44)%     12.50%     (1.37)%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 262,103   $ 228,439   $ 141,866   $ 59,184   $ 2,583
(000 omitted)

Ratio of expenses to average       .97%        .94%        1.02%       1.23%      .82%
net assets                                    G           G                      A

Ratio of expenses to average       .96%        .94%        1.02%       1.23%      .82%
net assets after expense          H                                              A
reductions

Ratio of net investment income     6.38%       6.20%       6.04%       6.81%      7.67%
                                                                                 A
to average net assets

Portfolio turnover rate            200%        189%        68%         59%        7%


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 C   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550
of period

Income from Investment
Operations

 Net investment income             .705 B      .671        .602        .832        .840

 Net realized and                  (.151)      .499        (.833)      .531        .102
 unrealized gain (loss)

 Total from investment             .554        1.170       (.231)      1.363       .942
 operations

Less Distributions

 From net investment income        (.704)      (.670)      (.597)      (.843)      (.852)

 From return of capital            -           -           (.062)      -           -

 Total distributions               (.704)      (.670)      (.659)      (.843)      (.852)

Net asset value, end of period    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640

TOTAL RETURN A                     5.40%       11.73%      (2.10)%     13.17%      9.21%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156
(000 omitted)

Ratio of expenses to average       .66%        .67%        .61%        .64%        .57%
net assets                                    D

Ratio of net investment income     6.69%       6.47%       6.45%       7.41%       7.96%

to average net assets

Portfolio turnover rate            200%        189%        68%         59%         7%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund) (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $986,365,004 and $935,122,496, respectively, of which U.S. government and government agency obligations aggregated $851,017,229 and $864,447,908, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan),
Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B, and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $153, $165,116, and $637,019 under the Class A, Class B and Class T Plans, of which $153, $45,490, and $637,019, respectively, were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase (five years prior to January 1, 1996). The Class B charge is based on declining rates which range from 3% to 1% (4% to 1% prior to January 1, 1996) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $10,944 and $604,408 on sales of Class A and Class T shares of the fund, of which $9,145 and $503,754 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $56,925 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .35%, .24%, .19%, and .14% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $13,138.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $23,635.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $16,498 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

                                 YEARS ENDED     YEARS ENDED    YEARS ENDED      YEARS ENDED
                                 NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1996 A          1995           1996 A           1995



CLASS A                           72,448          -             $ 756,142        $ -
Shares sold

Reinvestment of distributions     475             -              4,998            -

Shares redeemed                   (8,080)         -              (84,516)         -

Net increase (decrease)           64,843          -             $ 676,624        $ -

CLASS B                           1,114,235       1,500,134     $ 11,808,349     $ 15,796,386
Shares sold

Reinvestment of distributions     76,373          34,530         803,087          365,409

Shares redeemed                   (872,302)       (370,104)      (9,227,658)      (3,899,854)

Net increase (decrease)           318,306         1,164,560     $ 3,383,778      $ 12,261,941

CLASS T                           14,999,140      13,972,712    $ 158,724,547    $ 146,736,790
Shares sold

Reinvestment of distributions     1,411,416       976,867        14,860,075       10,311,030

Shares redeemed                   (12,931,481)    (7,555,004)    (136,183,619)    (79,370,108)

Net increase (decrease)           3,479,075       7,394,575     $ 37,401,003     $ 77,677,712

INSTITUTIONAL CLASS               9,022,232       10,574,426    $ 95,376,649     $ 111,078,304
Shares sold

Reinvestment of distributions     561,358         373,768        5,915,605        3,947,462

Shares redeemed                   (9,022,616)     (8,321,232)    (94,936,985)     (87,219,872)

Net increase (decrease)           560,974         2,626,962     $ 6,355,269      $ 27,805,894


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders
of Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1997
DISTRIBUTIONS


A total of 44.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin E. Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA - Class A and Class B
State Street Bank and Trust Company
Boston, MA - Class T
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund -            5.40%    42.50%   113.33%
 Institutional Class

Lehman Brothers Intermediate Government/    5.82%    41.47%   116.17%
 Corporate Bond Index

Intermediate Investment Grade Debt          5.38%    42.04%   110.61%
 Funds Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of 177 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996            PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund -           5.40%    7.34%    7.87%
 Institutional Class

Lehman Brothers Intermediate Government/   5.82%    7.18%    8.01%
 Corporate Bond Index

Intermediate Investment Grade Debt         5.38%    7.25%    7.72%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 073625 S00000000000001
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1986/11/30      10000.00                    10000.00
  1986/12/31      10045.69                    10033.61
  1987/01/31      10172.29                    10135.51
  1987/02/28      10233.52                    10187.00
  1987/03/31      10185.84                    10165.86
  1987/04/30       9923.03                     9980.22
  1987/05/31       9885.21                     9957.18
  1987/06/30      10017.31                    10077.51
  1987/07/31      10017.02                    10100.55
  1987/08/31       9968.33                    10074.26
  1987/09/30       9803.93                     9943.63
  1987/10/31      10048.31                    10227.65
  1987/11/30      10177.57                    10292.70
  1987/12/31      10278.86                    10400.83
  1988/01/31      10590.95                    10666.97
  1988/02/29      10749.51                    10785.68
  1988/03/31      10666.09                    10744.21
  1988/04/30      10643.56                    10726.33
  1988/05/31      10581.15                    10678.90
  1988/06/30      10776.95                    10849.10
  1988/07/31      10765.67                    10826.06
  1988/08/31      10796.14                    10842.32
  1988/09/30      10995.54                    11030.41
  1988/10/31      11142.89                    11180.28
  1988/11/30      11074.09                    11084.88
  1988/12/31      11084.27                    11094.64
  1989/01/31      11204.88                    11211.18
  1989/02/28      11178.34                    11164.83
  1989/03/31      11222.51                    11213.07
  1989/04/30      11411.29                    11437.21
  1989/05/31      11625.90                    11664.32
  1989/06/30      11909.16                    11958.37
  1989/07/31      12161.10                    12203.91
  1989/08/31      11996.86                    12046.18
  1989/09/30      12053.50                    12103.10
  1989/10/31      12305.00                    12358.94
  1989/11/30      12406.21                    12477.10
  1989/12/31      12426.66                    12511.25
  1990/01/31      12303.07                    12431.03
  1990/02/28      12343.53                    12476.29
  1990/03/31      12326.27                    12492.55
  1990/04/30      12246.58                    12449.18
  1990/05/31      12537.45                    12289.28
  1990/06/30      12705.08                    12893.11
  1990/07/31      12874.70                    13071.98
  1990/08/31      12767.22                    13018.32
  1990/09/30      12861.60                    13118.87
  1990/10/31      12982.81                    13271.18
  1990/11/30      13207.54                    13006.67
  1990/12/31      13409.91                    13656.84
  1991/01/31      13509.60                    13795.33
  1991/02/28      13617.95                    13905.63
  1991/03/31      13704.22                    14000.22
  1991/04/30      13857.07                    14152.80
  1991/05/31      13930.99                    14239.80
  1991/06/30      13935.19                    14249.82
  1991/07/31      14091.91                    14408.64
  1991/08/31      14387.76                    14683.72
  1991/09/30      14654.99                    14936.31
  1991/10/31      14828.40                    15106.78
  1991/11/30      14970.27                    15280.23
  1991/12/31      15442.54                    15653.42
  1992/01/31      15244.93                    15511.68
  1992/02/29      15284.48                    15572.93
  1992/03/31      15229.47                    15511.68
  1992/04/30      15315.04                    15648.00
  1992/05/31      15594.93                    15890.56
  1992/06/30      15814.84                    16125.81
  1992/07/31      16187.06                    16446.42
  1992/08/31      16336.72                    16610.93
  1992/09/30      16544.84                    16836.41
  1992/10/31      16304.54                    16617.97
  1992/11/30      16349.71                    16554.83
  1992/12/31      16572.26                    16776.52
  1993/01/31      16921.60                    17102.82
  1993/02/28      17247.01                    17372.49
  1993/03/31      17364.00                    17441.60
  1993/04/30      17476.43                    17581.98
  1993/05/31      17497.15                    17542.96
  1993/06/30      17850.45                    17818.31
  1993/07/31      18014.83                    17861.94
  1993/08/31      18420.27                    18145.16
  1993/09/30      18479.99                    18220.50
  1993/10/31      18585.90                    18269.28
  1993/11/30      18503.20                    18167.38
  1993/12/31      18574.61                    18250.58
  1994/01/31      18777.63                    18453.30
  1994/02/28      18402.47                    18180.39
  1994/03/31      18052.13                    17880.37
  1994/04/30      18007.38                    17758.69
  1994/05/31      17960.23                    17770.61
  1994/06/30      17962.44                    17773.05
  1994/07/31      18136.94                    18028.89
  1994/08/31      18139.02                    18085.26
  1994/09/30      18055.01                    17918.86
  1994/10/31      18058.97                    17916.42
  1994/11/30      18114.77                    17835.11
  1994/12/31      18192.30                    17898.26
  1995/01/31      18393.35                    18199.90
  1995/02/28      18606.35                    18577.43
  1995/03/31      18723.34                    18683.67
  1995/04/30      18893.77                    18914.30
  1995/05/31      19377.51                    19486.15
  1995/06/30      19496.13                    19616.78
  1995/07/31      19491.11                    19619.49
  1995/08/31      19652.94                    19798.09
  1995/09/30      19777.99                    19941.46
  1995/10/31      20000.54                    20163.69
  1995/11/30      20240.08                    20428.75
  1995/12/31      20467.17                    20642.85
  1996/01/31      20622.15                    20820.91
  1996/02/29      20391.78                    20576.45
  1996/03/31      20298.16                    20470.49
  1996/04/30      20219.19                    20398.12
  1996/05/31      20179.05                    20382.68
  1996/06/30      20387.72                    20599.22
  1996/07/31      20446.06                    20660.47
  1996/08/31      20465.84                    20676.73
  1996/09/30      20734.91                    20964.82
  1996/10/31      21066.37                    21335.30
  1996/11/29      21333.33                    21616.62
IMATRL PRASUN   SHR__CHT 19961130 19961209 073628 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $21,333 - a 113.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,617 - a 116.17% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                             1996     1995     1994      1993     1992

Dividend return              6.79%    6.86%    5.87% A   8.28%    8.36%

Capital appreciation return  -1.39%    4.87%   -7.97%     4.89%   0.85%

Total return                 5.40%    11.73%   -2.10%    13.17%   9.21%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30,
1996                        PAST          PAST 6         PAST 1
                            MONTH         MONTHS         YEAR

Dividends per share         5.36(cents)   34.36(cents)   70.44(cents)

Annualized dividend rate    6.16%         6.56%          6.68%

30-day annualized yield     5.62%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.58 over the past month, $10.44 over the past six months and $10.55 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 6.2(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations over the
strength of the economy led to mixed
performance in domestic U.S. bond
markets over the 12 months
ended November 30, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy for
the performance of the U.S. taxable
bond market - posted a total return
of 6.07%. Stronger-than-expected
economic signals - including
surprisingly robust employment
reports in February and March -
rattled the bond market and caused
the yield on the 30-year bond to rise
to over 7% - a level not seen in
over a year. Bond investors spent
most of the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat through
the end of November, neither raising
nor lowering rates. After rising in
early 1996 and stabilizing during
much of the spring and summer,
interest rates responded to the Fed's
inaction by falling during much of
October and November.
Mortgage-backed securities
performed favorably relative to other
investment-grade securities, as the
higher, relatively stable interest rate
environment led to diminishing
refinancing activity. To illustrate, the
Salomon Brothers Mortgage Index
outperformed the Lehman
Brothers Aggregate Bond Index by
returning 7.15% during the period.
Investment-grade corporate bonds
also performed competitively, as
income-driven investors continued to
soak up higher yielding products
during the period. The Lehman
Brothers Corporate Bond Index
returned 6.46% during the
12-month period.
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12 months that ended November 30, 1996, the fund's Institutional Class shares had a return of 5.40%. To gauge how the fund stacked up against its peers, the intermediate investment grade debt funds average returned 5.38% over the same 12 months, according to Lipper Analytical Services. For a sense of how the fund performed relative to its investing marketplace, the Lehman Brothers Intermediate Government/Corporate Bond Index posted a 12-month return of 5.82%.
Q. CAN YOU ISOLATE THE SPECIFIC FACTORS THAT CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. There were a couple. The fund's mortgage-backed holdings - particularly discount 15-year mortgages - turned out to be fruitful investments. These securities carry relatively low prepayment risk - or the risk that the homeowner will refinance or pay off the loan before its maturity date. Mortgage bonds serve as a good alternative to Treasuries. When mortgages or mortgage bonds are trading cheap, I'll sell a 5-year Treasury and buy some discount 15-year mortgages. When mortgages richen, as they did in the summer of 1996, I'll revert back to Treasuries. I was able to effectively utilize this "back and forth" strategy throughout the period. The other area that attracted my interest was "put" bonds. These are corporate issues that give the investor the option to redeem the security at some point prior to its actual maturity. These types of bonds made positive contributions to overall performance as well.
Q. CAN YOU GIVE AN EXAMPLE OF A PUT BOND THE FUND OWNS AND THE STRATEGY
BEHIND IT?
A. Sure. Examples always help. The fund holds a position in a 10-year Philip Morris bond that is "putable" in five years. If interest rates are higher in five years, we'll exercise the put, get our money back and reinvest that money at the higher rate level. Conversely, if rates are lower after five years, we'll hang onto the bonds. Then, instead of having a bond that is maturing, we'll have a security that has another five years to maturity. In a fund like this that invests in mortgage securities, put bonds tend to offset prepayment risk.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO CORPORATE BONDS?
A. While my normal strategy would be to overweight corporate bonds relative to the index, yields on corporates are at historically tight spreads to Treasuries. The problem was that corporate bonds were overpriced relative to Treasuries with similar maturities. Corporates were an interesting story. The business cycle we've seen has been strong: Earnings and cash flows have been healthy, and merger and acquisition activity has been favorable. This has already been priced into corporate bonds. While this business cycle may continue for awhile, but there's probably going to be a point where corporates lose some of their steam.
Q. WERE THERE ANY INDIVIDUAL HOLDINGS THAT BENEFITED THE FUND? ANY DISAPPOINTMENTS?
A. One particular issue that comes to mind is the Puerto Rico-based Banponce Financial, a very large bank with its niche market being its home region. When I bought these 10-year bonds, the market hadn't yet discovered this issuer. Investors were busy analyzing banks within the continental U.S. Yield spreads in this holding have tightened considerably, causing the bond's price to rise while the market gradually began to realize Banponce's strength. The fund also realized good performance from its positions in yankee bonds - bonds issued in the United States and denominated in U.S. dollars, but issued by foreign entities. Some of the yankee bonds issued by the Canadian provinces of Quebec and Ontario worked out well. In terms of disappointments, I could have been a little more aggressive with my corporate holdings, considering the strength of that sector during the period. However, capitalizing on that aggressiveness would have been more luck than the result of a sensible decision.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. The mortgage market is a bit on edge. If interest rates drop significantly, the stability we've seen there may recede. With corporates, the fund is in a defensive posture so we'll be in a good position to take advantage of opportunities when they arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to provide a
high rate of income through
investment primarily in
investment-grade fixed-income
obligations
START DATE: February 2, 1984
SIZE: as of November 30, 1996,
more than $493 million
MANAGER: Kevin Grant, since
1995; manager, Fidelity
Advisor World Limited Term
Bond Fund, since 1995;
joined Fidelity in 1993
(checkmark)
KEVIN GRANT ON INDIVIDUAL
SECTOR STRATEGIES:
MORTGAGES: "Analyzing the
mortgage-backed market is a
very quantitative task. The
key thing we look at is a
security's valuation; we get
pricing and valuation statistics
on a nightly basis for each
security. Once we've whittled
down potential buys, we try to
determine the reasons behind
each individual valuation. Is
the security cheap for a
reason or has the market just
not caught on yet?"
CORPORATES: "Corporates
involve much more credit
analysis than mortgages. I
look for two things with
corporates: The yield on the
security has to be sufficient
compensation given the
assumed risks, and the
company has to be
bondholder friendly, or paying
off debt rather than engaging
in stock buybacks or
acquisition activity. We meet
with company managements
regularly to try to better
understand their business
strategies and effects on
bondholders."
TREASURIES: "In direct
contrast to mortgages and
corporates, there's not much
room for opportunities with
Treasuries. The Treasury
market is a very efficient one.
I typically avoid newly issued
Treasuries and focus instead
on seasoned issues that
might be slightly cheaper
relative to the new issues."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Aaa                  71.8           68.3

Aa                   6.2            4.4

A                    17.5           12.3

Baa                  1.9            2.4

TABLE EXCLUDES SHORT TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    5.7    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    3.2    3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 5.2
Row: 1, Col: 4, Value: 20.5
Row: 1, Col: 5, Value: 44.2
Row: 1, Col: 6, Value: 24.5
Corporate bonds 16.9%
U.S. government
and government
agency
obligations 38.4%
Mortgage-backed
securities 28.6%
Foreign government
obligations 2.6%
Other 0.9%
Cash equivalents 12.6%
Corporate bonds 25.5%
U.S. government
and government
agency
obligations 46.2%
Mortgage-backed
securities 20.5%
Foreign government
obligations 4.2%
Other 1.0%
Cash equivalents 2.6%
Row: 1, Col: 1, Value: 12.6
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 28.6
Row: 1, Col: 5, Value: 36.4
Row: 1, Col: 6, Value: 16.9
 * FOREIGN
 INVESTMENTS 7.2%
** FOREIGN
 INVESTMENTS 8.4%
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 25.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 3,012,768
ENERGY - 0.7%
ENERGY SERVICES - 0.7%
Petroliam Nasional BHD yankee 6 7/8%, 7/1/03 (b)   3,160,000  3,225,317
FINANCE - 18.7%
ASSET-BACKED SECURITIES - 5.5%
Capital Equipment Receivables Trust
6.11%, 7/15/99    7,670,000  7,787,409
Chase Manhattan Grantor Trust:
6.61%, 9/15/02    3,759,703  3,804,349
 6.76%, 9/15/02    1,409,888  1,424,428
Ford Credit Grantor Trust 5.90%, 10/15/00    3,264,820  3,270,431
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    186,015  186,499
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06  437,919  439,421
Sears Credit Account Master Trust II 6 1/2%, 10/15/03   3,400,000
3,443,554
Standard Credit Card Master Trust I:
participation certificate 5 1/2%, 9/7/98    5,000,000  5,010,156
 7.65%, 2/15/00    1,200,000  1,219,875
  26,586,122
BANKS - 6.7%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,794,523
Banponce Financial Corp.:
6.69%, 9/21/00    2,250,000  2,279,408
 6 3/4%, 8/9/01    3,850,000  3,904,632
Citicorp 8.80%, 2/1/00    780,000  783,549
First Security 6 7/8%, 11/15/06    5,000,000  5,031,750
Kansallis-Osake-Pankki 10%, 5/1/02    650,000  752,726
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,242,670
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,971,050
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,518,750
U.S. Bancorp 7 1/2%, 6/1/26    2,000,000  2,144,980
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,042,250
  32,466,288
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 4.4%
Associates Corp. of North America
6 1/2%, 9/9/98   $ 5,000,000 $ 5,061,050
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,605,007
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,656,475
Ford Capital BV yankee 9 3/8%, 1/1/98    100,000  103,677
Ford Motor Credit Co.:
8%, 6/15/02    100,000  107,658
 7 3/4%, 11/15/02    100,000  106,500
General Electric Capital Corp. 6.94%, 4/13/09 (a)   2,530,000  2,583,737
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,791,075
Secured Finance, Inc. gtd. secured 9.05%, 12/15/04   4,000,000  4,614,240
  21,629,419
INSURANCE - 2.1%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,065,940
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,327,063
  10,393,003
TOTAL FINANCE   91,074,832
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
6 1/2%, 3/15/99    1,420,000  1,435,634
 6.73%, 7/15/45    2,000,000  2,116,100
  3,551,734
NONDURABLES - 2.4%
TOBACCO - 2.4%
Philip Morris Companies, Inc.:
9 3/4%, 5/1/97    100,000  101,486
 6 3/8%, 1/15/98    250,000  251,035
 6.95%, 6/1/06    11,000,000  11,284,680
  11,637,201
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TECHNOLOGY - 2.1%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03   $ 5,000,000 $ 5,081,350
ELECTRONICS - 1.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  5,090,700
TOTAL TECHNOLOGY   10,172,050
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,095,655
Virginia Electric & Power Co. 1st & ref. mtg.,
7 3/8%, 7/1/02    150,000  157,350
  1,253,005
TOTAL NONCONVERTIBLE BONDS
(Cost $121,716,444)   123,926,907
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.2%
U.S. TREASURY OBLIGATIONS - 39.3%
5 3/8%, 11/30/97    56,000,000  55,956,320
6 1/8%, 3/31/98    14,100,000  14,210,121
8 7/8%, 2/15/99    10,660,000  11,366,225
9 1/8%, 5/15/99    11,000,000  11,862,840
8%, 8/15/99    69,370,000  73,337,270
5 3/4%, 8/15/03    4,260,000  4,216,079
12 3/4%, 11/15/10    13,998,000  20,290,521
TOTAL U.S. TREASURY OBLIGATIONS   191,239,376
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Farm Credit System Financial Assistance Corp.
9 3/8%, 7/21/03    1,017,000  1,194,182
Federal Home Loan Bank:
5.77%, 2/3/04    740,000  719,421
 7.31%, 6/16/04    3,830,000  4,078,337
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank: - continued
 7.38%, 8/5/04   $ 1,930,000 $ 2,062,379
 7.70%, 9/20/04    1,250,000  1,360,350
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05    5,460,000  6,076,816
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06    342,071  355,861
  Series 1994-C, 6.61%, 9/15/99    91,909  92,837
  Series 1994-F, 8.187%, 12/15/04    541,184  575,641
Guaranteed Trade Trust Certificates
Series 1994-A (assets of Trust guaranteed by U.S.
Government through Export-Import Bank)
7.39%, 6/26/06    1,373,333  1,437,763
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 2-E 9.40%, 5/15/02    1,110,000  1,202,308
Private Export Funding Corp. secured 6.24%,
5/15/02    550,000  553,856
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 8%, 11/15/01    1,740,000  1,886,752
  6 1/8%, 3/15/03    680,000  678,456
  5 5/8%, 9/15/03    1,920,000  1,867,430
  6 5/8%, 2/15/04    140,000  142,778
  7 5/8%, 8/15/04    840,000  902,604
  5.89%, 8/15/05    2,070,000  2,009,918
U.S. Housing & Urban Development:
participation certificate 8.24%, 8/1/04    1,030,000  1,153,281
 6.92%, 8/1/04    5,360,000  5,572,899
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   33,923,869
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $224,497,550)   225,163,245
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 11.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.6%
5 1/2%, 12/1/02 to 6/1/03   $ 2,392,689 $ 2,318,660
7%, 11/1/00 to 7/1/01    3,476,624  3,523,315
9 1/2%, 1/1/17    54,596  59,163
10%, 4/1/05 to 8/1/10    473,814  512,262
10 1/4%, 12/1/09    49,283  53,531
10 1/2%, 5/1/21    903,406  1,001,525
11%, 12/1/11    50,445  55,622
11 1/2%, 10/1/15    140,747  158,616
11 3/4%, 10/1/10    135,881  152,103
  7,834,797
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
5 1/2%, 5/1/03 to 5/1/26    4,317,036  4,161,682
6%, 5/1/01 to 3/1/11    2,191,710  2,156,639
9 1/2%, 2/1/25    4,528,452  4,908,389
10%, 1/1/20    139,405  152,256
10 1/2%, 7/1/11 to 8/1/20    825,196  909,830
11%, 8/1/15    2,759,035  3,088,078
12 1/2%, 2/1/11 to 4/1/15    120,613  141,661
  15,518,535
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.3%
7%, 11/15/22 to 11/15/25    6,161,745  6,154,590
8%, 2/15/02 to 6/15/25    5,180,805  5,370,118
8 1/2%, 4/15/17 to 5/15/26    905,590  956,115
9%, 5/15/16 to 10/15/18    4,253,596  4,585,000
10%, 8/15/18 to 1/15/26    5,393,738  5,946,448
11%, 12/15/09 to 10/15/20    1,625,269  1,842,246
11 1/2%, 3/15/10 to 2/15/19    4,986,132  5,730,771
  30,585,288
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $53,051,579)   53,938,620
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05   $ 10,500,001 $ 10,286,719
  Series 1727 Class D, 6 1/2%, 8/15/14    4,750,000  4,785,625
 sequential pay Series 1838 Class A,
6 1/2%, 12/15/02    9,609,440  9,651,481
Federal National Mortgage Association planned amortization
class Series X-188A Class H, 6%, 6/25/07    9,162,500  8,995,743
TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,634,998)   33,719,568
COMMERCIAL MORTGAGE SECURITIES - 2.5%
CBM Funding Corp. sequential pay Series 1996-1B Class A1,
7.55%, 7/1/99    199,310  202,643
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A1, 6.665%, 11/25/27   590,368  593,136
 Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  4,979,688
Equitable Life Assurance Society of the United States
Series 1996-1 Class C1, 7.52%, 5/15/06 (b)    1,000,000  1,042,500
Resolution Trust Corp.:
Series 1994-N2 Class 3, 7 1/2%, 12/15/04 (a) (b)   132,818  132,818
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27    1,175,370  1,173,901
Structured Asset Securities Corp.:
Series 1995-C4 Class A1A, 6.90%, 6/25/26    1,089,928  1,092,823
 Series 1996 Class A-1C, 5.944%, 2/25/28    1,489,000  1,481,555
Wells Fargo Capital Markets Apartment Financing Trust
6.56%, 12/29/05 (b)    1,625,000  1,632,617
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,249,671)   12,331,681
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Manitoba Province yankee 6 3/8%, 10/15/99   $ 2,590,000 $ 2,620,277
Ontario Province yankee 7 3/4%, 6/4/02    6,000,000  6,435,120
Quebec Province yankee (a):
6.86%, 4/15/26    5,000,000  5,073,200
 7.22%, 7/22/36    6,000,000  6,408,660
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $19,454,035)   20,537,257
SUPRANATIONAL OBLIGATIONS - 1.0%
African Development Bank
8.70%, 5/1/01 (Cost $4,376,880)    4,500,000  4,938,615
CASH EQUIVALENTS - 2.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 12,481,936  12,476,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $481,457,157)   $ 487,031,893
LEGEND
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,033,252 or 1.2% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 93.8% AAA, AA, A 91.8%
Baa 1.9% BBB  4.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.0%.
INCOME TAX INFORMATION
At November 30,1996, the aggregate cost of investment securities for income tax purposes was $481,639,485. Net unrealized appreciation aggregated $5,392,408, of which $6,782,618 related to appreciated investment securities and $1,390,210 related to depreciated investment securities.
At November 30,1996, the fund had a capital loss carryforward of approximately $13,667,000 of which $2,841,000, $1,035,000, $134,000 and
$9,657,000 will expire on November 30, 1998, 1999, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase               $ 487,031,893
agreements of $12,476,000) (cost $481,457,157) -
See accompanying schedule

Cash                                                                    998

Receivable for investments sold                                         8,382

Interest receivable                                                     7,632,735

Prepaid expenses                                                        15,091

 TOTAL ASSETS                                                           494,689,099

LIABILITIES

Payable for fund shares redeemed                            $ 970

Distributions payable                                        679,325

Accrued management fee                                       166,755

Distribution fees payable                                    68,539

Other payables and accrued expenses                          146,040

 TOTAL LIABILITIES                                                      1,061,629

NET ASSETS                                                             $ 493,627,470

Net Assets consist of:

Paid in capital                                                        $ 504,326,185

Distributions in excess of net investment income                        (2,016,748)

Accumulated undistributed net realized gain (loss) on                   (14,257,450)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           5,575,483
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                             $ 493,627,470

CALCULATION OF MAXIMUM OFFERING PRICE                                   $10.59
CLASS A:
NET ASSET VALUE and redemption price per share
 ($686,950 (divided by) 64,843 shares)

Maximum offering price per share (100/96.75 of $10.59)                  $10.95

CLASS B:                                                                $10.59
NET ASSET VALUE and offering price per share
 ($18,972,129 (divided by) 1,790,685 shares) A

CLASS T:                                                                $10.61
NET ASSET VALUE and redemption price per share
 ($262,102,632 (divided by) 24,703,638 shares)

Maximum offering price per share (100/97.25 of $10.61)                  $10.91

INSTITUTIONAL CLASS:                                                    $10.62
NET ASSET VALUE, offering price and redemption price per
 share ($211,865,759 (divided by) 19,954,617 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                        $ 35,858,335
Interest

EXPENSES

Management fee                                             $ 2,174,162

Transfer agent fees                                         355
Class A

 Class B                                                    43,621

 Class T                                                    491,106

 Institutional Class                                        307,012

Distribution fees                                           153
Class A

 Class B                                                    165,116

 Class T                                                    637,019

Accounting fees and expenses                                198,036

Non-interested trustees' compensation                       2,014

Custodian fees and expenses                                 63,465

Registration fees                                           11,254
Class A

 Class B                                                    24,345

 Class T                                                    35,118

 Institutional Class                                        23,492

Audit                                                       39,306

Legal                                                       7,681

Miscellaneous                                               12,479

 Total expenses before reductions                           4,235,734

 Expense reductions                                         (53,271)      4,182,463

NET INVESTMENT INCOME                                                     31,675,872

REALIZED AND UNREALIZED GAIN (LOSS)                                       (9,733,480)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   2,408,292
investment securities

NET GAIN (LOSS)                                                           (7,325,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 24,350,684
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 31,675,872    $ 23,985,922
Net investment income

 Net realized gain (loss)                                 (9,733,480)     2,071,414

 Change in net unrealized appreciation (depreciation)     2,408,292       15,815,741

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          24,350,684      41,873,077
FROM OPERATIONS

Distributions to shareholders                             (6,183)         -
From net investment income
 Class A

  Class B                                                 (1,037,161)     (469,092)

  Class T                                                 (16,284,509)    (11,358,854)

  Institutional Class                                     (14,341,457)    (11,805,144)

 TOTAL DISTRIBUTIONS                                      (31,669,310)    (23,633,090)

Share transactions - net increase (decrease)              47,816,674      117,745,547

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 40,498,048      135,985,534

NET ASSETS

 Beginning of period                                      453,129,422     317,143,888

 End of period (including distributions in excess        $ 493,627,470   $ 453,129,422
of net investment income of $2,016,748 and
$2,113,277, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.350

Income from Investment Operations

 Net investment income D                                 .159

 Net realized and unrealized gain (loss)                 .235 G

 Total from investment operations                        .394

Less Distributions

 From net investment income                              (.154)

Net asset value, end of period                          $ 10.590

TOTAL RETURN B, C                                        3.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 687

Ratio of expenses to average net assets                  .90% A,
                                                         F

Ratio of net investment income to average net assets     6.45% A

Portfolio turnover rate                                  200%


A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.750   $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                                   .597 D     .579       .204

 Net realized and unrealized gain (loss)                 (.153)     .483       (.178)

 Total from investment operations                        .444       1.062      .026

Less Distributions

 From net investment income                              (.604)     (.562)     (.187)

 From return of capital                                  -          -          (.019)

Total Distributions                                      (.604)     (.562)     (.206)

Net asset value, end of period                          $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                                        4.32%      10.62%     .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 18,972   $ 15,830   $ 3,156

Ratio of expenses to average net assets                  1.66% F    1.70%      1.65% A,
                                                                   F           F

Ratio of net investment income to average net assets     5.69%      5.44%      5.42% A

Portfolio turnover rate                                  200%       189%       68%


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.760    $ 10.260    $ 11.140    $ 10.640   $ 10.960
of period

Income from Investment
Operations

 Net investment income             .671 D      .649        .609        .785       .170

 Net realized and                  (.147)      .491        (.876)      .511       (.320)
 unrealized gain (loss)

 Total from investment             .524        1.140       (.267)      1.296      (.150)
 operations

Less Distributions

 From net investment income        (.674)      (.640)      (.555)      (.796)     (.170)

 From return of capital            -           -           (.058)      -          -

 Total distributions               (.674)      (.640)      (.613)      (.796)     (.170)

Net asset value, end of period    $ 10.610    $ 10.760    $ 10.260    $ 11.140   $ 10.640

TOTAL RETURN B, C                  5.10%       11.43%      (2.44)%     12.50%     (1.37)%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 262,103   $ 228,439   $ 141,866   $ 59,184   $ 2,583
(000 omitted)

Ratio of expenses to average       .97%        .94%        1.02%       1.23%      .82%
net assets                                    G           G                      A

Ratio of expenses to average       .96%        .94%        1.02%       1.23%      .82%
net assets after expense          H                                              A
reductions

Ratio of net investment income     6.38%       6.20%       6.04%       6.81%      7.67%
                                                                                 A
to average net assets

Portfolio turnover rate            200%        189%        68%         59%        7%


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 C   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550
of period

Income from Investment
Operations

 Net investment income             .705 B      .671        .602        .832        .840

 Net realized and                  (.151)      .499        (.833)      .531        .102
 unrealized gain (loss)

 Total from investment             .554        1.170       (.231)      1.363       .942
 operations

Less Distributions

 From net investment income        (.704)      (.670)      (.597)      (.843)      (.852)

 From return of capital            -           -           (.062)      -           -

 Total distributions               (.704)      (.670)      (.659)      (.843)      (.852)

Net asset value, end of period    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640

TOTAL RETURN A                     5.40%       11.73%      (2.10)%     13.17%      9.21%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156
(000 omitted)

Ratio of expenses to average       .66%        .67%        .61%        .64%        .57%
net assets                                    D

Ratio of net investment income     6.69%       6.47%       6.45%       7.41%       7.96%

to average net assets

Portfolio turnover rate            200%        189%        68%         59%         7%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund) (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $986,365,004 and $935,122,496, respectively, of which U.S. government and government agency obligations aggregated $851,017,229 and $864,447,908, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan),
Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B, and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $153, $165,116, and $637,019 under the Class A, Class B and Class T Plans, of which $153, $45,490, and $637,019, respectively, were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 3.25% and 2.75% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within three years of purchase (five years prior to January 1, 1996). The Class B charge is based on declining rates which range from 3% to 1% (4% to 1% prior to January 1, 1996) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $10,944 and $604,408 on sales of Class A and Class T shares of the fund, of which $9,145 and $503,754 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $56,925 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .35%, .24%, .19%, and .14% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $13,138.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $23,635.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $16,498 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

                                 YEARS ENDED     YEARS ENDED    YEARS ENDED      YEARS ENDED
                                 NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1996 A          1995           1996 A           1995



CLASS A                           72,448          -             $ 756,142        $ -
Shares sold

Reinvestment of distributions     475             -              4,998            -

Shares redeemed                   (8,080)         -              (84,516)         -

Net increase (decrease)           64,843          -             $ 676,624        $ -

CLASS B                           1,114,235       1,500,134     $ 11,808,349     $ 15,796,386
Shares sold

Reinvestment of distributions     76,373          34,530         803,087          365,409

Shares redeemed                   (872,302)       (370,104)      (9,227,658)      (3,899,854)

Net increase (decrease)           318,306         1,164,560     $ 3,383,778      $ 12,261,941

CLASS T                           14,999,140      13,972,712    $ 158,724,547    $ 146,736,790
Shares sold

Reinvestment of distributions     1,411,416       976,867        14,860,075       10,311,030

Shares redeemed                   (12,931,481)    (7,555,004)    (136,183,619)    (79,370,108)

Net increase (decrease)           3,479,075       7,394,575     $ 37,401,003     $ 77,677,712

INSTITUTIONAL CLASS               9,022,232       10,574,426    $ 95,376,649     $ 111,078,304
Shares sold

Reinvestment of distributions     561,358         373,768        5,915,605        3,947,462

Shares redeemed                   (9,022,616)     (8,321,232)    (94,936,985)     (87,219,872)

Net increase (decrease)           560,974         2,626,962     $ 6,355,269      $ 27,805,894


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders
of Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1997
DISTRIBUTIONS


A total of 44.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin E. Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY
REAL ESTATE HIGH INCOME
FUND
ANNUAL REPORT
AUGUST 31, 1993
CONTENTS



PERFORMANCE                         3    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE,
                                         STRATEGY AND OUTLOOK.

INVESTMENTS                         6    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH
                                         THEIR MARKET VALUES.

FINANCIAL STATEMENTS                8    STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS,
                                         AND CHANGES IN NET ASSETS, AS WELL AS FINANCIAL
                                         HIGHLIGHTS.

NOTES                               10   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   12   THE AUDITORS' OPINION.

DISTRIBUTIONS                       13



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON THE FUND, INCLUDING CHARGES AND EXPENSES, CALL JEFF GANDEL AT 617-563-6414 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
REAL ESTATE HIGH INCOME
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. Each performance figure includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1    LIFE OF
                                              YEAR      FUND

Real Estate High Income                       18.71%    42.84%

Merrill Lynch High Yield Master Index         11.99%    31.91%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on January 5, 1995. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1    LIFE OF
                                              YEAR      FUND

Real Estate High Income                       18.71%    20.56%

Merrill Lynch High Yield Master Index         11.99%    15.63%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961211 121807 S00000000000001
             Real Estate High Inc        ML High Yield Master
             00671                       ML002
  1995/01/05     100000.00                   100000.00
  1995/01/31     100918.56                   101216.68
  1995/02/28     104093.12                   104374.76
  1995/03/31     105430.21                   105827.31
  1995/04/30     107058.44                   108305.10
  1995/05/31     111364.63                   111688.80
  1995/06/30     112854.47                   112541.88
  1995/07/31     113387.98                   113828.48
  1995/08/31     115807.97                   114519.33
  1995/09/30     117769.89                   115829.55
  1995/10/31     118684.60                   116650.61
  1995/11/30     120329.56                   117789.28
  1995/12/31     121432.24                   119680.03
  1996/01/31     122861.39                   121570.15
  1996/02/29     122234.55                   121753.20
  1996/03/31     122094.38                   121422.53
  1996/04/30     123181.86                   121477.54
  1996/05/31     123858.23                   122353.61
  1996/06/30     126275.58                   123088.59
  1996/07/31     127320.62                   123924.26
  1996/08/31     127913.11                   125204.02
  1996/09/30     132066.15                   127890.35
  1996/10/31     138261.78                   129291.93
  1996/11/29     142842.15                   131905.85
IMATRL PRASUN   SHR__CHT 19961130 19961211 121808 R00000000000026

Let's say hypothetically that $100,000 was invested in Fidelity Real Estate High Income Fund on January 5, 1995, when the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $142,842 - a 42.84% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $100,000 investment would have grown to $131,906 - a 31.91% increase.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share
price, return, and yield of a fund that invests in
bonds will vary. That means if you sell your
shares during a market downturn, you might
lose money. But if you can ride out the
market's ups and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
      NOVEMBER 30,    JANUARY  5, 1995
      1996            (COMMENCEMENT
                      OF OPERATIONS) TO
                      NOVEMBER 30,
                      1995

Dividend return               9.74%    9.93%

Capital appreciation return    8.97%   10.40%

Total return                  18.71%   20.33%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS
PERIODS ENDED NOVEMBER 30,
1996                      PAST          PAST 6         PAST 1
                          MONTH         MONTHS         YEAR

Dividends per share       8.26(cents)   48.57(cents)   92.96(cents)

Annualized dividend rate  8.60%         8.74%          8.47%

30-day annualized yield   10.80%        -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.69 over the past month, $11.09 over the past six months and $10.97 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Mark Snyderman, Portfolio Manager of Fidelity Real Estate High Income Fund
Q. HOW DID THE FUND PERFORM, MARK?
A. The fund turned in a great performance. For the 12-month period ending November 30, 1996, the fund had a return of 18.71%. The Merrill Lynch High Yield Master Index, which is comprised of comparable credit risk-rated securities, compiled a return of 11.99% over the same time period.
Q. TO WHAT DO YOU ATTRIBUTE THE FUND'S STRONG SHOWING?
A. There were two positive developments during the period that bolstered the fund's performance. First, some of the fund's biggest positions saw their credit quality improve and the market began to recognize their value. Second, the fixed-income market's participation in real estate-related issues broadened. As a result, the fund benefited from both credit spread tightening within the sector and from its own underlying investments.
Q. WHAT SPECIFIC FACTORS PLAYED A ROLE IN THE CREDIT IMPROVEMENT YOU
MENTIONED?
A. The value of underlying real estate properties continued to increase gradually and, in some securities, more of the underlying loans were paid off. It also helped that there were more funds readily available to borrowers choosing to pay off the loans. When the loans are paid off, it means you're no longer in danger of realizing a loss on that loan. The market took this into account, as reflected by the narrowing credit spreads we saw during the period.
Q. DURING THE PERIOD, FIXED-INCOME INVESTORS PAID PARTICULARLY CLOSE ATTENTION TO THE FEDERAL RESERVE BOARD AND THE POTENTIAL FOR INTEREST RATE MOVEMENTS. HOW DID THIS AFFECT YOUR MANAGEMENT STYLE?
A. Since I cannot predict the direction of rates, I don't spend much time trying. Just like any other bond fund, when interest rates go up, we'll lose some value. But my real focus is on credit analysis. That's the key. Over any given cycle, the fund's performance will be based on our credit decisions. The interest rate environment over the past 12 months was fairly normal, but the real surprise was how much the fund's credit improved. Going into the period, I would have expected the amount of credit improvement realized by the portfolio to be spread out over two years.
Q. WHAT CHARACTERISTICS CAN MAKE A SECURITY A WELCOME ADDITION TO THE
PORTFOLIO?
A. When I'm poring over opportunities, I'm mostly looking for advantageous credit situations - where the market doesn't appreciate an issue's current or potential credit status. By engaging in a step-by-step credit research process, we try to find securities that have superior credit potential unrecognized by the market. If our research pays off, we should eventually realize some price appreciation.
Q. HOW DID THE FUND'S HOLDINGS IN RTC BONDS PERFORM?
A. The fund's holdings in bonds issued by the former Resolution Trust Corp.
(RTC) - a U.S. government agency created to merge or close insolvent savings and loans institutions - were strong contributors. When I first started buying RTCs, the market was a bit leery toward them. In the past year or so, however, the market has reached a consensus that these are good credits after all.
Q. WHICH INDIVIDUAL HOLDINGS HAD AN IMPACT ON PERFORMANCE?
A. One of our biggest wins came from a series of BB-rated New England commercial mortgage securitization bonds. I began buying these bonds right around the time the fund started - January 1995 - and I've since sold them for some nice gains. Another favorable showing came from the fund's RTC issues.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I doubt we'll see such strong performance relative to the index again. The credit wins most likely will be more dispersed going forward as well. That being said, I think there's still some value in the real estate debt securities market and I'm optimistic that our work will produce good, relative gains.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to provide high current income by
investing primarily in commercial
mortgage-backed securities, with an emphasis on lower-quality securities
START DATE: January 5, 1995
SIZE: as of November 30, 1996, more than $57 million
MANAGER: Mark Snyderman, since inception;
joined Fidelity in 1994
(checkmark)
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


REAL ESTATE LOANS - 1.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
WCI Communities LP 17%,
 7/24/98 (d) (Cost $987,446) - $ 1,000,000 $ 1,000,000
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill, yield at date of purchase
 5.1253%, 3/6/97 (h)
 (Cost $162,090) -  165,000  162,844
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
PRIVATE SPONSOR - 0.4%
DLJ Mortgage Acceptance Corp.
 Series 1996-T-D Class D,
 6.8822%, 9/29/23 (e)(f)
 (Cost 244,349) -  1,169,166  238,531
COMMERCIAL MORTGAGE SECURITIES - 77.0%
ACP Mortgage LP floater Series F,
 7.3987%, 2/28/28 (e)(f) B  1,837,487  1,574,487
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.8046%, 12/25/01
  (e)(f) -  2,000,000  1,955,000
CBA Mortgage Corp. Series 1993-C1
 Class E, 7.7732%, 12/25/03
  (e)(f) Ba2  3,000,000  2,658,750
CS First Boston Mortgage Securities
 Corp. Series 1994-CFB1 Class E,
 7.7485%, 1/25/28 (e)(f) Ba2  3,290,278  2,792,623
Merrill Lynch Mortgage Investments,
 Inc. Series 1994 Class M1-E,
 8.0830%, 6/25/22 (e)(f) Ba2  3,500,000  3,166,953
Meritor Mortgage Security Corp.
 Series 1987-1 Class B, 9.40%,
 2/1/00 (b)(e) -  12,919,000  2,160,057
Morgan Stanley Capital One,
 Inc. Series 1996-MBL1
 Class E, 8.661%,
 5/25/21 (e) -  1,272,463  1,168,678
Nomura Asset Securities Corp.
 Series 1993-1 Class B3, 6.68%,
 12/15/03 (e) B  3,300,000  2,628,141
Oregon Commercial Mortgage, Inc.
 Series 1995 Class E, 9.8161%,
 6/25/26 (e)(f) BB  3,000,000  2,780,156
Penn Mutual Life Insurance Co. (The)
 Series 1996-PML (e):
   Class L, 7.90%, 11/15/26  -  2,500,000  1,096,500
  Class M, 7.90%, 11/15/26  -  5,862,000  1,211,089

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
Phoenix Real Estate Securities, Inc.
 Series 1993, Class D-1, 8 1/4%,
 11/25/23 (e) Ba2 $ 3,500,000 $ 3,269,219
Resolution Trust Corp.:
 floater Series 1991-M2 Class A1,
  7.1656%, 9/25/20 (f) Ba3  3,582,575  2,507,802
 sequential pay Series 1994-C1
  Class F, 8%, 6/25/26 B  4,207,579  3,869,658
 Series 1994-C2 Class G,
  8%, 4/25/25 B  4,115,476  3,809,388
 Series 1995-C1 Class F,
  6.90%, 2/25/27 B1  -  -
 Series 1995-C2 Class F,
  7%, 5/25/27 B1  3,182,819  2,726,283
SML, Inc. Series 1994-C1 Class C,
 9.20%, 9/18/99 (d) -  1,600,000  1,064,000
Structured Asset Securities Corp.:
 Series 1992-M1 Class C, 7.05%
  11/25/02 B2  3,200,000  2,744,000
 Series 1993-C1 Class E, 6.60%,
  10/25/24 (e) B  3,250,215  1,266,568
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (e) BB  1,750,000  1,445,391
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (e) -  2,250,000  1,705,781
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost  $43,442,512)   47,600,524
COMPLEX MORTGAGE SECURITIES - 0.0%
INTEREST ONLY STRIPS - 0.0%
Mortgage Capital Funding, Inc.
 Series 1993-C1 Class 2, 3.6056%,
 5/25/15 (f)(g)
 (Cost 24,576) Aaa  1,619,350  6,073
COMMON STOCKS - 1.7%
 SHARES
CONSTRUCTION & REAL ESTATE - 1.7%
REAL ESTATE - 1.1%
Trizec Hahn Corp. (a)   31,400  642,170
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Angeles Mortgage Investment Trust   33,100  388,925
TOTAL COMMON STOCKS
 (Cost $715,450)   1,031,095
CASH EQUIVALENTS - 19.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.71%, dated
 11/29/96 due 12/2/96  $ 11,780,603 $ 11,775,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $57,351,423)   $ 61,814,067
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
75 U.S. Treasury Note
Futures Contracts March 97 $ 8,364,844 $ (19,430)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 13.5%
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Restricted securities - Investment in securities not registered under the
Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc. Series 1994-C1
 Class C, 9.20%, 9/18/99 12/6/95 $1,064,500
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 987,446
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,117,924 or 53.9% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
8. Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $162,844. OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 23.3% BB 11.1%
B 8.8% B 25.3%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%

The percentage not rated by both S&P and Moody's amounted to 18.8%. FMR has determined that unrated debt securities that are lower quality account for 18.8% of the total value of investment in securities.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $57,351,423. Net unrealized appreciation aggregated $4,462,644, of which $4,650,107 related to appreciated investment securities and $187,463 related to depreciated investment securities.
The fund hereby designates approximately $1,770,000 as a capital gain dividend for the purpose of the dividend paid deduction.
REAL ESTATE HIGH INCOME
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

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
 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $11,775,000)
(cost $57,351,423) - See                                                                                             $ 61,814,067
accompanying schedule

Receivable for investments sold                                                                                      2,532,888

Interest receivable                                                                                                  443,106

 TOTAL ASSETS                                                                                                        64,790,061

LIABILITIES

Payable to custodian bank                                                                              $ 6,502,127

Payable for investments purchased                                                                       64,736

Distributions payable                                                                                   437,034

Accrued management fee                                                                                  38,926

Payable for daily variation on                                                                          44,531
futures contracts

Other payables and accrued expenses                                                                     6,126

 TOTAL LIABILITIES                                                                                                    7,093,480

NET ASSETS                                                                                                           $ 57,696,581

Net Assets consist of:

Paid in capital                                                                                                      $ 48,849,075

Undistributed net investment income                                                                                   1,737,396

Accumulated undistributed net realized gain (loss) on investments                                                     2,666,896

Net unrealized appreciation (depreciation) on investments                                                            4,443,214

NET ASSETS, for 4,870,485 shares outstanding                                                                         $ 57,696,581

NET ASSET VALUE, offering price                                                                                      $11.85
and redemption price per share ($57,696,581 (divided by) 4,870,485 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                               $ 74,156
Dividends

Interest                                                                         7,270,324

 TOTAL INCOME                                                                    7,344,480

EXPENSES

Management fee                                                     $ 569,089

Transfer agent fees                                                 12,312

Accounting fees and expenses                                        59,588

Non-interested trustees' compensation                               319

Custodian fees and expenses                                         4,775

Audit                                                               41,613

Legal                                                               1,397

Interest                                                            2,803

Miscellaneous                                                       505

 Total expenses before reductions                                   692,401

 Expense reductions                                                 (6,549       685,852
                                                                   )

NET INVESTMENT INCOME                                                            6,658,628

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              4,726,723

 Futures contracts                                                  (453,320     4,273,403
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              1,313,466

 Futures contracts                                                  (19,430      1,294,036
                                                                   )

NET GAIN (LOSS)                                                                  5,567,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 12,226,067


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     JANUARY 5, 1995
                                    NOVEMBER 30,   (COMMENCEMENT
                                    1996           OF OPERATIONS) TO
                                                   NOVEMBER 30, 1995


Operations                                                                                        $ 6,658,628     $ 4,225,415
Net investment income

 Net realized gain (loss)                                                                          4,273,403       1,654,410

 Change in net unrealized appreciation (depreciation)                                              1,294,036       3,149,178

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   12,226,067      9,029,003

Distributions to shareholders                                                                      (6,461,049)     (4,225,415)
From net investment income

 In excess of net investment income                                                                -               (454,831)

 From net realized gain                                                                            (1,264,154)     -

 TOTAL DISTRIBUTIONS                                                                               (7,725,203)     (4,680,246)

Share transactions                                                                                 17,100,001      64,899,998
Net proceeds from sales of shares

 Reinvestment of distributions                                                                     2,766,715       4,680,246

 Cost of shares redeemed                                                                           (39,100,000)    (1,500,000)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           (19,233,284)    68,080,244

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          (14,732,420)    72,429,001

NET ASSETS

 Beginning of period                                                                               72,429,001      -

 End of period (including under (over) distribution of net investment income of $1,737,396 and    $ 57,696,581    $ 72,429,001
$(31,563), respectively)

OTHER INFORMATION
Shares

 Sold                                                                                              1,569,711       6,269,408

 Issued in reinvestment of distributions                                                           254,411         434,154

 Redeemed                                                                                          (3,513,383)     (143,816)

 Net increase (decrease)                                                                           (1,689,261)     6,559,746



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA   YEAR ENDED     JANUARY 5, 1995
                          NOVEMBER 30,   (COMMENCEMENT
                          1996           OF OPERATIONS) TO
                                         NOVEMBER 30, 1995


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
Net asset value, beginning of period                                                                          $ 11.040   $ 10.000

Income from Investment Operations                                                                         .950 E     .922
Net investment income

 Net realized and unrealized gain (loss)                                                                 .970       1.045

 Total from investment operations                                                                          1.920      1.967

Less Distributions

 From net investment income                                                                              (.930)     (.837)

 In excess of net investment income                                                                       -          (.090)

 From net realized gain                                                                                   (.180)     -

 Total distributions                                                                                           (1.110)    (.927)

Net asset value, end of period                                                                               $ 11.850   $ 11.040

TOTAL RETURN B, C                                                                                       18.71%     20.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                                                     $ 57,697   $ 72,429

Ratio of expenses to average net assets                                                                 .91%       1.09% A

Ratio of expenses to average net assets after expense reductions                                         .90% D     1.09% A

Ratio of net investment income to average net assets                                                      8.72%      9.14% A

Portfolio turnover rate                                                                                      53%        49% A

1. ANNUALIZED
2. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
3. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
4. FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
5. NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.


NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate High Income Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and futures and options transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,064,000 or 3.6% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,000,000 or 1.7% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $38,365,465 and $63,613,656, respectively, of which U.S. government and government agency obligations aggregated $32,084,399 and $56,017,667, respectively.
The market value of futures contracts opened and closed during the period amounted to $39,847,270 and $31,955,176, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .60%. For the period, the management fee was equivalent to an annual rate of .75% of average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .02% of average net assets.
ACCOUNTING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $4,312,000 and $4,248,750, respectively. The weighted average interest rate was 5.9%.
6. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,118 and $1,431, respectively, under these arrangements.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 100% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholder of Fidelity Real Estate High Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from January 5, 1995(commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV:Fidelity Real Estate High Income Fund as of November 30, 1996, the results of its operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from January 5, 1995(commencement of operations) to November 30, 1995 in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 7, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Real Estate High Income Fund voted to pay on December 23, 1996, to shareholders of record at the opening of business on December 20, 1996, a distribution of $.33 per share derived from capital gains realized from sales of portfolio securities.
A total of 1% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996                                   PAST 1   PAST 5   PAST 10
                                                                  YEAR     YEARS    YEARS

Fidelity Institutional Short-Intermediate Government Fund         5.86%    34.85%   102.76%

Salomon Brothers Treasury/Agency 1-5 Year Index                   5.74%    36.21%   106.76%

Short-Intermediate U.S. Government Funds Average                  4.90%    33.57%   98.85%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-5 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of 89 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996                             PAST 1   PAST 5   PAST 10
                                                            YEAR     YEARS    YEARS

Fidelity Institutional Short-Intermediate Government Fund   5.86%    6.16%    7.32%

Salomon Brothers Treasury/Agency 1-5 Year Index             5.74%    6.38%    7.53%

Short-Intermediate U.S. Government Funds Average            4.90%    5.95%    7.10%


AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$100,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Inst. Short-Interm. Gov.    SB Treasury/Agency 1-5 Yr
             00464                       SB025
  1986/11/30     100000.00                   100000.00
  1986/12/31     100232.45                   100214.42
  1987/01/31     100984.52                   100992.22
  1987/02/28     101297.04                   101471.52
  1987/03/31     101534.48                   101324.36
  1987/04/30     100733.60                   100412.02
  1987/05/31     101025.36                   100391.00
  1987/06/30     102031.83                   101505.15
  1987/07/31     102646.76                   101933.99
  1987/08/31     102870.96                   101992.85
  1987/09/30     102770.50                   101273.91
  1987/10/31     104186.29                   103729.24
  1987/11/30     104953.26                   104364.10
  1987/12/31     105853.42                   105175.53
  1988/01/31     107712.94                   107248.27
  1988/02/29     108817.08                   108219.47
  1988/03/31     108720.94                   108198.44
  1988/04/30     108785.98                   108194.24
  1988/05/31     108647.18                   107984.02
  1988/06/30     109881.56                   109278.96
  1988/07/31     110106.53                   109215.89
  1988/08/31     110213.93                   109375.66
  1988/09/30     111588.10                   110842.97
  1988/10/31     112484.85                   112125.29
  1988/11/30     112515.68                   111557.70
  1988/12/31     112780.97                   111688.04
  1989/01/31     113748.45                   112663.44
  1989/02/28     113857.27                   112503.68
  1989/03/31     114282.70                   112953.54
  1989/04/30     115949.64                   114786.63
  1989/05/31     117612.63                   116792.10
  1989/06/30     119764.15                   119369.35
  1989/07/31     121326.05                   121433.68
  1989/08/31     120733.67                   120243.85
  1989/09/30     121440.29                   120920.75
  1989/10/31     123395.24                   123069.16
  1989/11/30     124456.69                   124216.94
  1989/12/31     125011.52                   124662.60
  1990/01/31     124905.35                   124443.98
  1990/02/28     125514.30                   124961.11
  1990/03/31     126068.16                   125284.84
  1990/04/30     126226.71                   125360.52
  1990/05/31     128132.86                   127529.96
  1990/06/30     129431.74                   129035.11
  1990/07/31     130900.35                   130796.72
  1990/08/31     131407.27                   130880.81
  1990/09/30     132295.69                   132083.25
  1990/10/31     133615.13                   133701.91
  1990/11/30     135084.39                   135202.86
  1990/12/31     136609.16                   136981.29
  1991/01/31     137853.22                   138267.82
  1991/02/28     138891.95                   138990.96
  1991/03/31     139756.92                   139920.12
  1991/04/30     141155.69                   141395.84
  1991/05/31     142195.47                   142198.86
  1991/06/30     142497.86                   142581.46
  1991/07/31     143853.21                   144074.00
  1991/08/31     146120.12                   146340.13
  1991/09/30     147346.73                   148375.03
  1991/10/31     148929.68                   150031.53
  1991/11/30     150365.93                   151788.94
  1991/12/31     154016.64                   154677.32
  1992/01/31     152549.86                   153886.90
  1992/02/29     153239.30                   154345.18
  1992/03/31     153175.74                   153958.38
  1992/04/30     154315.48                   155530.80
  1992/05/31     156283.47                   157342.86
  1992/06/30     158139.65                   159381.96
  1992/07/31     159806.46                   161812.07
  1992/08/31     161526.84                   163510.62
  1992/09/30     163504.68                   165453.02
  1992/10/31     161646.75                   163830.15
  1992/11/30     161973.71                   163233.13
  1992/12/31     163773.02                   165078.83
  1993/01/31     165722.10                   167731.76
  1993/02/28     167247.90                   169590.08
  1993/03/31     168029.81                   170178.68
  1993/04/30     168658.86                   171540.89
  1993/05/31     169019.66                   170939.67
  1993/06/30     170363.41                   172789.57
  1993/07/31     170873.05                   173117.51
  1993/08/31     171939.57                   175181.84
  1993/09/30     172350.90                   175787.26
  1993/10/31     172624.54                   176094.18
  1993/11/30     172552.26                   175741.01
  1993/12/31     173380.52                   176451.55
  1994/01/31     174965.54                   177868.40
  1994/02/28     173462.42                   176165.65
  1994/03/31     170555.17                   174383.01
  1994/04/30     169677.98                   173399.20
  1994/05/31     169851.71                   173622.03
  1994/06/30     170052.87                   173907.93
  1994/07/31     171933.26                   175745.22
  1994/08/31     172405.45                   176291.78
  1994/09/30     171630.57                   175345.81
  1994/10/31     171952.96                   175568.64
  1994/11/30     171334.85                   174643.68
  1994/12/31     171893.89                   175089.34
  1995/01/31     174332.02                   177817.95
  1995/02/28     177247.64                   180744.17
  1995/03/31     178140.11                   181732.18
  1995/04/30     180124.79                   183577.89
  1995/05/31     183807.15                   187778.01
  1995/06/30     184976.34                   188883.75
  1995/07/31     185419.00                   189350.43
  1995/08/31     186876.05                   190624.34
  1995/09/30     187922.13                   191620.77
  1995/10/31     189839.29                   193479.08
  1995/11/30     191537.33                   195526.59
  1995/12/31     193281.61                   197170.49
  1996/01/31     195048.64                   198911.08
  1996/02/29     193709.65                   197708.64
  1996/03/31     193238.13                   197077.99
  1996/04/30     192899.00                   196800.50
  1996/05/31     192972.20                   197056.97
  1996/06/30     194851.67                   198738.70
  1996/07/31     195524.51                   199419.80
  1996/08/31     195959.58                   199945.34
  1996/09/30     198064.73                   202102.17
  1996/10/31     200844.22                   204906.45
  1996/11/30     202764.30                   206756.36
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Fidelity Institutional Short-Intermediate Government Fund on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $202,764 - a 102.76% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $100,000 would have grown to $206,756 - a 106.76% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

            1996                     1995     1994     1993     1992

Dividend return             6.90%    7.56%    6.07%    6.12%   6.90%

Capital appreciation return -1.04%    4.23%   -6.78%   0.41%   0.82%

Total return                5.86%    11.79%   -0.71%   6.53%   7.72%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30,
1996                          PAST          PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           5.04(cents)   30.65(cents)   63.94(cents)

Annualized dividend rate      6.48%         6.51%          6.77%

30-day annualized yield       5.91%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.47 over the past month, $9.39 over the past six months, and $9.45 over the past year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations over the strength of the economy led to mixed performance in domestic U.S. bond markets over the 12 months ended November 30, 1996. For the period, the Lehman Brothers
Aggregate Bond Index - a proxy for the performance of the U.S. taxable bond market - posted a total return of 6.07%. Stronger-than-expected economic signals - including surprisingly robust employment reports in February and March - rattled the bond market and caused the yield on the 30-year bond to rise to over 7%
- a level not seen in over a year. Bond investors spent most of the summer anticipating an increase in short-term interest rates by the Federal Reserve Board.
However, the Fed stood pat through the end of November, neither raising nor lowering rates. After rising in early 1996 and stabilizing during much of the spring and summer, interest rates responded to the Fed's inaction by falling during much of October and November. Mortgage-backed securities performed favorably relative to other investment-grade securities, as the higher, relatively stable interest rate environment led to diminishing refinancing activity. To illustrate, the Salomon Brothers Mortgage Index outperformed the
Lehman Brothers Aggregate Bond Index by returning
7.15% during the period. Investment grade corporate bonds also performed competitively, as income-driven investors continued to soak up higher yielding products during the period. The Lehman Brothers Corporate
Bond Index returned 6.46% during the 12-month period.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Institutional Short-Intermediate Government Fund
Q. CURT, HOW DID THE FUND PERFORM?
A. The fund did pretty well. For the 12 months that ended on November 30, 1996, the fund returned 5.86%. To measure the fund's performance against that of its competition, the short-intermediate U.S. government funds average had a return of 4.90% over the same period, according to Lipper Analytical Services. The Salomon Brothers Treasury/Agency 1-5 Year Index, a barometer of the marketplace in which the fund invests, gained 5.74% in that 12-month span.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. I'd point to three things: a strategy I employed during the period, the fund's positions in agency-backed and mortgage-backed securities, and individual security selection. Rather than trying to anticipate interest rate movements, I managed the fund to have approximately the same sensitivity to rate fluctuations as the market for 1-5 year government securities, as reflected by the fund's index. It is my belief that this strategy benefits the fund through the bond market's ups and downs. The fund's mortgage positions performed fairly well throughout the period, and we also saw several positive developments involving agencies.
Q. YOU'VE INCREASED THE FUND'S AGENCY HOLDINGS OVER THE PAST YEAR. WHAT MADE THIS SECTOR APPEALING?
A. First and foremost, agencies offered the highest probability for outperformance relative to Treasuries. Yield spreads between agencies and Treasuries narrowed quite significantly during the period, contributing to higher yields and an uptick in price appreciation for some of the fund's agency issues. Among other things, part of this strong agency performance can be attributed to two specific circumstances. The Financing Corporation
(FICO) - a federal agency established to help resurrect the savings and loan industry - went through a major restructuring. The market thought favorably of this rejiggering, and FICO's bonds increased in quality. The second development involved the Student Loan Marketing Association (Sallie
Mae). Sallie Mae went through a privatization process and its outstanding bonds were "grandfathered." The government bent over backwards to ensure that Sallie Mae's bonds would maintain their agency status. These events were met warmly by the capital markets and resulted in a favorable climate for agencies.
Q. DO AGENCIES PRESENT MORE RISK THAN TREASURIES?
A. Sure. Occasionally, I'll come across agencies that have a call feature - that is, the issuer has the right to redeem the security before its stated maturity date. This takes away some of the investor's control with respect to that particular holding. Treasuries with 1-5 year maturities do not typically have this call risk. The other two, less significant areas of risk are the potential for liquidity problems and credit risk. These rarely come into play, but call risk is something I try to avoid. With mortgage-backed issues, prepayment risk can also come into play.
Q. DID MORTGAGE-BACKED SECURITIES PLAY A KEY ROLE IN THE FUND'S
PERFORMANCE?
A. Absolutely. The mortgage market can be a difficult one to navigate and monitor. Mortgage-backed issues performed relatively well during the period as yield spreads remained stable. By capturing some of the yield spread between mortgages and Treasuries, the fund's mortgage-related positions made positive contributions to performance.
Q. ALONG THE SAME LINES, THE FUND'S POSITIONS IN COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) INCREASED. WHAT EXACTLY ARE CMOS AND WHY WERE THEY APPEALING?
A. CMOs are very complex, so I'll try to keep it as simple as possible. CMOs are mortgage-backed bonds that separate mortgage pools into different maturity classes, or "tranches." This is done by applying income - payments and prepayments of principal and interest - from mortgages in the pool in the order that the CMOs pay out. The CMOs the fund invests in are typically backed by government-guaranteed or other top-grade mortgages and often have AAA ratings. CMOs were offering favorable yield spreads - relative to Treasuries - during the period and I sought to take advantage.
Q. DO YOU FOLLOW ANY PARTICULAR STRATEGIES WHEN PORING OVER THE MORTGAGE-BACKED MARKET?
A. Nothing too intricate. I do like to buy "seasoned" or moderately seasoned mortgage issues as opposed to the newer pools. After 2 1/2 years, pools are considered to be moderately seasoned. After five to seven years, pools are considered fully seasoned. The more seasoned a mortgage issue is, the less likely it is that prepayment will occur.
Q. WERE THERE ANY OTHER TRENDS THAT SPROUTED UP OVER THE COURSE OF THE
PERIOD?
A. An interesting yield spread situation developed between some of the more established, well-known agencies and those of lesser repute. Yields between some of the lesser-known agencies, such as the Private Export Funding Corp. and the Agency for International Development, were trading at wide spreads relative to old standbys, such as the Federal Farm Credit Bank and Sallie Mae. As the period came to an end, those spreads had narrowed quite a bit, to the point where they're almost on top of each other. This tightening helped the performance of some of the fund's holdings.
Q. WERE THERE ANY INDIVIDUAL BONDS THAT CONTRIBUTED POSITIVELY TO THE FUND'S RETURN? ANY DISAPPOINTMENTS?
A. With a fund like this where I'm investing mainly in Treasuries and agencies, it's hard to hit a home run with one security. I'd again point to my overweighting in mortgage-backed issues relative to the index. Mortgage bonds issued by both the Federal National Mortgage Association and the Government National Mortgage Association were positive contributors. The fund's positions in collateralized mortgage obligations also worked out well. In terms of negatives, the securities in the portfolio pretty much performed as I had expected. There weren't too many surprises.
Q. WHAT'S YOUR OUTLOOK?
A. I think the environment will continue to be somewhat non-volatile. In fact, the market has gone from a fear of rate tightening to expectations of an easing. In terms of the portfolio, I'll continue to emphasize strong sector bets and security selection. I think we're on a good path.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of current income in a manner consistent with preserving principal
START DATE: November 10, 1986
SIZE: as of November 30, 1996, more than $337 million
MANAGER: Curt Hollingsworth, since 1987;
manager, Spartan Limited Maturity
Government Fund, since 1988; Fidelity
Short-Intermediate Government Fund, since
1991; Spartan Short-Intermediate Government
Fund, since 1992; joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON THE MORTGAGE-BACKED AND
AGENCY MARKETS:
"While mortgages and agencies are the main areas I look to when aiming to improve the fund's returns, the strategies for each market are quite different. In seeking to outperform the fund's benchmark and keep tracking error - the deviation in return between the fund and the index - low, I typically favor non-callable issues. Yield spreads obviously play a big part in my decision process, too. With agencies, we've come up with three selection tiers: 1) bonds that are explicitly backed by the full faith and credit of the U.S. government; 2) agency notes, in which the notes themselves are not directly backed by the government, but are backed by other securities that do have that government support; and 3) the older agencies, such as Sallie Maes, which only have the implicit backing of the government. The majority of the fund's agencies fall into the first two categories.
The mortgage market is a little trickier to navigate. Unlike the agency market, yield spreads in the mortgage market do not always translate into a total return advantage.
Mortgages also can present more risk issues, particularly in terms of credit quality and liquidity. There's much more of an art to finding good mortgage opportunities."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF NOVEMBER 30, 1996
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

Under 5%             2.3           1.7

 5 - 5.99%           6.1           8.1

 6 - 6.99%           39.1          33.7

 7 - 7.99%           14.0          8.3

 8 - 8.99%           19.8          23.0

 9 - 9.99%           9.6           15.2

10% and over         8.0           6.4

Zero Coupon Bonds    0.2           0.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    3.4    3.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years    2.3    2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
U.S. government
agency mortgage-
backed securities 23.9%
U.S. government
and government
agency obligations 71.4%
Collateralized
mortgage obligations
(CMOs) 3.8%
Short-term
investments  0.9%
U.S. government
agency mortgage-
backed securities 28.6%
U.S. government
and government
agency obligations 67.0%
Collateralized
mortgage obligations
(CMOs) 0.9%
Short-term
investments 3.5%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 71.0
Row: 1, Col: 4, Value: 23.2
Row: 1, Col: 1, Value: 3.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 66.0
Row: 1, Col: 4, Value: 28.4

INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 71.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 37.7%
 8 1/2%, 5/15/97  $ 830,000 $ 841,927
 8 3/4%, 10/15/97   8,700,000  8,940,642
 6 1/8%, 3/31/98   83,490,000  84,142,057
 9 1/4%, 8/15/98   8,660,000  9,171,460
 8 7/8%, 11/15/98   5,400,000  5,722,326
 6 7/8%, 8/31/99   5,680,000  5,849,491
 7 3/4%, 12/31/99   10,780,000  11,388,100
 6 1/4%, 2/15/03   170,000  173,028
TOTAL U.S. TREASURY OBLIGATIONS   126,229,031
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.7%
Federal Agricultural Mortgage Corporation:
 6.92%, 8/10/00   1,040,000  1,074,445
 7.61%, 10/16/00   3,000,000  3,174,330
Federal Home Loan Bank:
 8.85%, 6/21/00   940,000  1,028,125
 6.17%, 10/17/01   1,000,000  1,006,410
 6.20%, 7/17/02   960,000  966,749
Federal Home Loan Mortgage Corporation:
 6.40%, 8/1/00   1,000,000  1,016,410
 6.55%, 10/2/02   720,000  736,085
Federal National Mortgage Association:
 0%, 11/30/99   610,000  510,436
 8.90%, 6/12/00   12,970,000  14,198,129
 6.33%, 8/11/00   1,240,000  1,254,603
 5 1/2%, 2/02/01   1,060,000  1,041,948
Government Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Defense Security Assistance
 Agency):
  Class 1-C, 9 1/4%, 11/15/01   1,819,000  1,966,030
  Class 2-E, 9.40%, 5/15/02   3,240,000  3,509,438
  Class T-2, 9 5/8%, 5/15/02   1,414,370  1,529,414
Guaranteed Export Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  729,600  706,800

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
  Series 1993-D, 5.23%, 5/15/05 $ 520,851 $ 502,621
  Series 1994-A, 7.12%, 4/15/06  2,137,946  2,224,132
  Series 1994-F, 8.187%, 12/15/04  12,534,768  13,332,857
  Series 1996-A, 6.55%, 6/15/04  1,091,764  1,112,104
Guaranteed Trade Trust Certificates
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank):
  Series 1992-A, 7.02%, 9/1/04  1,068,000  1,104,053
  Series 1993-A, 4.86%, 4/1/98  2,049,000  2,038,755
  Series 1994-A, 7.39%, 6/26/06  985,000  1,031,212
Israel Export Trust Certificates
 Series 1994-1 (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
 6.88%, 1/26/03   642,353  656,498
Private Export Funding Corp. secured:
 9.10%, 10/30/98   1,100,000  1,165,802
 8.40%, 7/31/01   3,550,000  3,888,741
 7.30%, 1/31/02   6,645,000  6,996,919
 6.24%, 5/15/02   390,000  392,734
 5.65%, 3/15/03   1,050,214  1,041,025
 5.80%, 2/1/04   1,310,000  1,294,503
 6.86%, 4/30/04   1,028,625  1,055,297
State of Israel (guaranteed by U.S.
 Government through Agency for
 International Development):
  7 3/4%, 4/1/98   2,808,372  2,856,142
  4 7/8%, 9/15/98   5,750,000  5,671,398
  6%, 2/15/99   1,420,000  1,426,191
  7 1/8%, 8/15/99   1,522,000  1,571,506
  7 3/4%, 11/15/99   10,504,000  11,033,192
  8%, 11/15/01   4,583,000  4,969,530
  6 1/4%, 8/15/02   858,000  864,966
  5 5/8%, 9/15/03   7,271,000  7,071,920
  5.89%, 8/15/05   1,390,000  1,349,655
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Housing & Urban Development:
 6.59%, 8/1/00  $ 620,000 $ 632,567
 6.67%, 8/1/01   3,600,000  3,690,756
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   112,694,428
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $235,678,509)   238,923,459
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 23.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.7%
 5 1/2%, 5/1/98   91,608  89,861
 6%, 2/1/98 to 5/1/98   319,978  318,276
 6 1/4%, 1/1/03   1,641,349  1,623,852
 6 1/2%, 4/1/98 to 5/1/08   1,560,215  1,559,538
 7%, 5/1/01 to 6/1/01   748,369  758,420
 7 1/2%, 11/1/12   2,555,904  2,632,249
 8%, 9/1/07 to 12/1/09   3,481,992  3,627,356
 8 1/2%, 5/1/06 to 5/1/17   3,256,163  3,407,692
 9%, 11/1/07 to 3/1/22   2,645,744  2,818,078
 9 1/2%, 1/1/17 to 2/1/23   5,011,662  5,424,540
 10%, 1/1/09 to 6/1/20   1,344,189  1,467,148
 10 1/4%, 12/1/09   48,414  52,588
 10 1/2%, 1/1/16 to 5/1/21   3,904,570  4,339,031
 11%, 12/1/11 to 1/1/19   110,057  122,184
 11 1/2%, 10/1/15   101,082  113,915
 12%, 9/1/11 to 11/1/19   181,177  207,817
 12 1/4%, 11/1/14   119,553  137,299
 12 1/2%, 8/1/10 to 6/1/19   3,377,537  3,938,379
  32,638,223
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.3%
 5 1/2%, 1/1/09   2,215,606  2,132,520
 6%, 10/1/08 to 12/1/08   11,563,437  11,366,396
 6 1/2%, 7/1/00 to 2/1/10   2,418,617  2,412,271
 7%, 6/1/00 to 1/1/10   2,037,717  2,067,257

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
 8%, 6/1/02 to 8/1/09  $ 752,205 $ 785,758
 8 1/4%, 12/1/01   1,874,977  2,013,258
 8 1/2%, 3/1/08 to 9/1/23   2,622,932  2,758,520
 9%, 11/1/97 to 8/1/21   4,313,646  4,599,790
 9 1/2%, 5/1/09 to 11/1/21   478,254  518,902
 10%, 1/1/17 to 1/1/20   1,342,195  1,484,300
 10 1/2%, 5/1/10 to 8/1/20   608,970  670,740
 11%, 11/1/10 to 6/1/15   2,301,497  2,583,699
 11 1/2%, 12/1/00 to 11/1/15   527,683  596,441
 12%, 4/1/15   149,156  170,176
 12 1/2%, 3/1/16   215,316  252,927
 12 3/4%, 10/1/13   29,408  34,471
  34,447,426
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.9%
 8 1/2%, 5/1/16 to 4/1/17   566,924  601,999
 9%, 1/1/05 to 2/1/17   1,456,745  1,568,727
 10%, 11/1/09 to 9/1/19   964,063  1,063,026
 11%, 12/1/09 to 12/1/15   4,758,106  5,346,944
 11 1/2%, 12/1/10 to 1/1/16   2,105,674  2,423,840
 12%, 1/1/14 to 2/1/16   1,229,435  1,448,250
 12 1/2%, 11/1/14   119,980  142,891
 13%, 8/1/14 to 11/1/14   233,524  277,886
 13 1/2%, 7/1/11    70,225  85,117
  12,958,680
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $78,260,926)   80,044,329
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
U.S. GOVERNMENT AGENCY - 3.8%
Federal Home Loan Mortgage Corporation:
 sequential pay Series 1353
  Class A, 5 1/2%, 11/15/04   177,487  176,211
 planned amortization class:
  Series 1511 Class D,
   6%, 10/15/04   4,530,000  4,493,194
  Series 1722-PC,
   6 1/2%, 3/15/12   3,000,000  3,013,125
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - CONTINUED
Federal National Mortgage Association
 planned amortization class:
  Series 1993-229 Class PD,
  5.60%, 7/25/06  $ 3,000,000 $ 2,954,055
  Series 1993-191 Class PE,
  5.80%, 9/25/06   2,000,000  1,990,000
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $12,596,794)   12,626,585
CASH EQUIVALENTS - 0.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96
 (Cost $2,953,000)  $ 2,954,405  2,953,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $329,489,229) $ 334,547,373
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $329,489,774. Net unrealized appreciation aggregated $5,057,599, of which $5,571,929 related to appreciated investment securities and $514,330 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $22,273,000 of which $14,816,000, $3,288,000 and $4,169,000 will expire on November 30, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 NOVEMBER 30, 1996

ASSETS                                                                                               6.            7.

8.Investment in securities, at value (including repurchase agreements of $2,953,000) (cost           9.            $ 334,547,373
$329,489,229) - See accompanying schedule

10.Cash                                                                                              11.            135,281


12.Receivable for investments sold                                                                    13.            293,954

14.Interest receivable                                                                                15.            4,460,544

16. TOTAL ASSETS                                                                                      17.            339,437,152

LIABILITIES                                                                                           18.           19.

20.Payable for investments purchased                                                                  $ 2,047,961   21.

22.Distributions payable                                                                              132,750      23.

24.Accrued management fee                                                                             125,526      25.

26. TOTAL LIABILITIES                                                                                 27.            2,306,237

28.NET ASSETS                                                                                         29.           $ 337,130,915

30.Net Assets consist of:                                                                             31.           32.

33.Paid in capital                                                                                    34.           $ 353,804,441

35.Undistributed net investment income                                                                36.            558,957

37.Accumulated undistributed net realized gain (loss) on investments                                  38.            (22,290,627)

39.Net unrealized appreciation (depreciation) on investments                                          40.            5,058,144

41.NET ASSETS                                                                                         42.           $ 337,130,915

NET ASSET VALUE, offering price and redemption price per share ($337,130,915 (divided by)
35,486,217 shares)                                                                                    43.            $9.50


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                                   45.           $ 25,146,179
44.Interest

EXPENSES                                                                            46.           47.

48.Management fee                                                                   $ 1,535,780   49.

50.Non-interested trustees' compensation                                             1,428        51.

52. Total expenses before reductions                                                 1,537,208    53.

54. Expense reductions                                                               (141,223)     1,395,985

55.NET INVESTMENT INCOME                                                            56.            23,750,194

REALIZED AND UNREALIZED GAIN (LOSS)                                                 58.            (4,684,002)
57.Net realized gain (loss) on investment securities

59.Change in net unrealized appreciation (depreciation) on investment securities    60.            113,944

61.NET GAIN (LOSS)                                                                  62.            (4,570,058)

63.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  64.           $ 19,180,136


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED       YEAR ENDED
                                                                                              NOVEMBER 30,     NOVEMBER 30,
                                                                                              1996             1995

INCREASE (DECREASE) IN NET ASSETS

65.Operations                                                                                 $ 23,750,194     $ 24,502,089
Net investment income

66. Net realized gain (loss)                                                                   (4,684,002)      (3,161,030)

67. Change in net unrealized appreciation (depreciation)                                       113,944          16,819,220

68. NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            19,180,136       38,160,279

69.Distributions to shareholders                                                               (23,101,706)     (24,108,710)
From net investment income
 Class I

70.  Class II                                                                                  -                (7,054)

71. TOTAL DISTRIBUTIONS                                                                        (23,101,706)     (24,115,764)

72.Share transactions                                                                          93,172,695       116,396,020
Net proceeds from sales of shares

73. Reinvestment of distributions                                                              21,070,454       21,916,510

74. Cost of shares redeemed                                                                    (121,761,067)    (143,673,695)

75.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                     (7,517,918)      (5,361,165)

76.  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (11,439,488)     8,683,350

NET ASSETS                                                                                    77.              78.

79. Beginning of period                                                                        348,570,403      339,887,053

80. End of period (including undistributed net investment income of $558,957 and $484,470,    $ 337,130,915    $ 348,570,403
respectively)

OTHER INFORMATION                                                                             81.              82.

83.Shares                                                                                      9,825,446        12,338,047
Sold

84. Issued in reinvestment of distributions                                                    2,228,440        2,322,847

85. Redeemed                                                                                   (12,867,775)     (15,250,216)

86. Net increase (decrease)                                                                   $ (813,889)      $ (589,322)


FINANCIAL HIGHLIGHTS
87.   YEARS ENDED NOVEMBER 30,

88.   1996                       1995   1994 B   1993   1992


89.SELECTED PER-SHARE DATA

90.Net asset value, beginning of period                      $ 9.600     $ 9.210     $ 9.890     $ 9.850     $ 9.770

91.Income from Investment Operations

92. Net investment income                                     .641        .669        .597        .654        .721

93. Net realized and unrealized gain (loss)                   (.102)      .383        (.665)      (.022)      .014

94. Total from investment operations                          .539        1.052       (.068)      .632        .735

95.Less Distributions

96. From net investment income                                (.639)      (.662)      (.602)      (.592)      (.655)

97. From net realized gain                                    -           -           (.010)      -           -

98. Total distributions                                       (.639)      (.662)      (.612)      (.592)      (.655)

99.Net asset value, end of period                            $ 9.500     $ 9.600     $ 9.210     $ 9.890     $ 9.850

100.TOTAL RETURN A                                            5.86%       11.79%      (.71)%      6.53%       7.72%

101.RATIOS AND SUPPLEMENTAL DATA

102.Net assets, end of period (000 omitted)                  $ 337,131   $ 348,570   $ 339,788   $ 344,935   $ 188,918

103.Ratio of expenses to average net assets                   .42% C      .45%        .45%        .45%        .45%

104.Ratio of expenses to average net assets after expense     .41% D      .45%        .45%        .45%        .45%
reductions

105.Ratio of net investment income to average net assets      6.95%       7.14%       7.06%       7.14%       7.29%

106.Portfolio turnover rate                                   141%        214%        303%        351%        355%


9. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
10. EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS
BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
11. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
12. FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Institutional Short-Intermediate Government Fund (the fund) (formerly Fidelity Institutional Short-Intermediate Government Portfolio-Class I) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.
Until November 30, 1995, the fund offered Class I and Class II shares. On November 30, 1995, the sole shareholder of Class II redeemed all of its outstanding shares and Class II was liquidated. Each class had equal rights as to assets and voting privileges. Each class had exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differed in its respective distribution fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $476,075,809 and $494,286,146, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
12. EXPENSE REDUCTIONS.
FMR agreed to reimburse a portion of the fund's operating expenses. For the period, this reimbursement reduced expenses by $98,146.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $43,077 under these arrangements.
13. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 20.4% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Institutional Short-Intermediate Government Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1997
DISTRIBUTIONS


A total of 47.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES